September 30, 1998

                    Money Market
                    Portfolios

                    ANNUAL REPORT
                    TO SHAREHOLDERS

                                 (LOGO)
   Not FDIC Insured              BLACKROCK FUNDS
    May Lose Value               PURE INVESTMENT STYLE(REGISTRATION MARK)
  No Bank Guarantee              [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                             MONEY MARKET PORTFOLIOS



* Money Market                             * Ohio Municipal Money Market
* U.S. Treasury Money Market               * Pennsylvania Municipal
* Municipal Money Market                        Money Market
* New Jersey Municipal                     * Virginia Municipal Money
    Money Market                                Market
* North Carolina Municipal
    Money Market


                                TABLE OF CONTENTS

PRESIDENT'S LETTER.............................................................1
PORTFOLIO SUMMARIES
      Money Market.............................................................3
      U.S. Treasury Money Market...............................................5
      Municipal Money Market...................................................6
      New Jersey Municipal Money Market.......................................10
      North Carolina Municipal Money Market...................................12
      Ohio Municipal Money Market.............................................15
      Pennsylvania Municipal Money Market.....................................17
      Virginia Municipal Money Market.........................................22
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................24-25
      Statements of Changes in Net Assets..................................26-27
      Financial Highlights.................................................28-35
      Notes to Financial Statements........................................36-43
REPORT OF INDEPENDENT ACCOUNTANTS.............................................44

                                 BLACKROCK FUNDS

                               PRESIDENT'S LETTER

November 1, 1998

Dear Shareholder:

         We are pleased to present the Annual Report for the BlackRock Funds for the fiscal year ended September 30, 1998, a period that stands in stark contrast to recent years.

         When we addressed you this time in 1997, our message celebrated the strong performance of the capital markets, which were then enjoying one of the longest sustained bull runs in modern times. At the same time, we cautioned against expecting such growth to continue unabated.

         As we look back over 1998, it is clear that while the US economy generally remained strong, the financial markets delivered a reality check to investors who may have forgotten that markets will fluctuate. Over the twelve month period which ended on September 30, 1998, the domestic stock market as measured by the S&P 500 Index returned 9.2%, in stark contrast to the 20% annual returns of the previous three years. The bond market posted strong gains in light of the equity market's turbulence, returning 11.5% over the same period as measured by the Lehman Brothers Aggregate Index. As bond prices rose, the yield of the benchmark 30-year Treasury fell below 5.0% for the first time ever. These 12-month returns mask the significant volatility of the markets on a quarter-to-quarter basis. For example, the quarterly returns for the S&P 500 Index over this period ranged from as high as 14.0% in the first quarter of 1998 to -9.9% in the most recent quarter.

         These figures serve as a reminder that investors may do well to adjust expectations to be more in line with historical returns. According to Ibbotson, from 1926 through 1997, the S&P 500 Index has returned 11.0% annually. Given these long-term figures we can assume that the S&P 500 Index returns in excess of 20% from 1995-1997 were exceptional and should not necessarily set the benchmark for future expectations.

         Importantly, we believe that the strategy for long-term investing has not changed. Make a plan, allocate assets to reach a specific goal, keep investing regularly and stick with your program unless, of course, your goals or financial situation changes.

         Of course everything looks clearer in hindsight. Now that the equity markets have taken back much of what they have previously given, I wonder how many investors question if it might have been wiser to switch some of their equity shares into less volatile, income producing bond funds. Of course this is much easier said than done. When equity markets are returning over 20% as they had been, it takes real fortitude to take some money off the table and diversify into an asset class that offers less growth potential along with lower volatility. However, after so many strong years of equity performance, it is possible that a portfolio's equity weighting may have increased past its target level. Therefore, now may be an excellent opportunity to review a portfolio and possibly reallocate assets from equities into a complementary asset class like bonds. That's precisely why it is so important to set up an asset allocation that is in line with your financial goals and time horizons -- and to stay the course over different market environments while consistently monitoring your target allocation.

                                 BLACKROCK FUNDS

                         PRESIDENT'S LETTER (CONCLUDED)

         At times like these, when the markets are showing extreme volatility, we are proud to be offering our shareholders investment styles which have been formulated for long-term results. Our emphasis on Pure Investment Style(REGISTRATION MARK) assures that the BlackRock funds you own will be true to their stated asset class and investment styles. This can mean investment results consistent with expectations. Another key BlackRock characteristic is our dedication to risk-management as an investment approach. Our investment philosophy is to seek to mitigate risk, rather than to attempt to time the market. While this approach can never take all of the risk out of investing, our focus is to try to make sure that the risks we assume are justified in comparison to the potential rewards.

         We believe and will continue to believe that this dedicated risk-oriented approach is the most prudent long-term process to manage money.

         In our ongoing attempt to develop quality investment products we are pleased to announce that we will soon be launching BlackRock High Yield Bond Portfolio. This portfolio will seek to provide current income by investing primarily in bonds that are rated below investment grade.

         Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/  KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------     --------------
CERTIFICATES OF DEPOSIT--12.8%
DOMESTIC--5.4%
   First National Bank of Boston
     5.57%                        10/06/98      $ 30,000     $   30,000,000
     5.59%                        10/16/98        50,000         50,000,000
   NationsBank Corp.
     5.50%                        12/21/98        44,000         44,000,000
   Wilmington Trust Co.
     5.58%                        10/08/98        25,000         25,000,000
     5.83%                        05/07/99        15,000         15,000,000
                                                             --------------
                                                                164,000,000
                                                             --------------
Yankee Dollar--7.4%
   Canadian Imperial Bank of Commerce
     5.66%                        02/26/99        40,000         39,992,228
     5.63%                        03/02/99        15,000         14,996,000
   Credit Agricole Indosuez SA
     5.75%                        05/19/99        20,000         19,990,348
   Credit Communal de Belgique
     5.62%                        12/28/98        25,000         24,998,798
   Rabobank Nederland NV
     5.63%                        03/24/99        10,000          9,997,715
   Skandinaviska Enskilden Banken
     Funding, Inc.
     5.61%                        02/25/99        50,000         49,992,276
   Svenska Handelsbanken, Inc.
     5.58%                        12/22/98        15,000         14,996,367
     5.72%                        03/31/99        25,000         24,992,876
   Westpac Banking Corp.
     5.84%                        04/29/99        25,000         24,995,184
                                                             --------------
                                                                224,951,792
                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $388,951,792)                                          388,951,792
                                                             --------------
COMMERCIAL PAPER--43.7%
Asset Backed Securities--10.3%
   Beta Finance, Inc.
     5.27%                        02/18/99        38,000         37,221,211
   CC USA, Inc.
     5.49%                        10/16/98        35,000         34,919,865
     5.54%                        10/23/98        35,000         34,881,506
     5.47%                        01/29/99        24,000         23,562,400
     5.37%                        02/08/99        50,000         49,030,417
   Corporate Receivable Corp.
     5.40%                        12/04/98        25,000         24,760,000
   Delaware Funding Corp.
     5.48%                        11/23/98        40,000         39,677,289
   Old Line Funding Corp.
     5.60%                        10/07/98        37,803         37,767,717
   Windmill Funding Corp.
     5.48%                        11/23/98        30,284         30,039,675
                                                             --------------
                                                                311,860,080
                                                             --------------
BANKS--9.4%
   Spintab Swedmortgage AB
     5.53%                        11/10/98        25,000         24,846,389
     5.52%                        11/16/98        25,000         24,823,667
     5.52%                        12/10/98        35,000         34,624,333
     5.51%                        03/04/99        25,000         24,410,736
   IMI Funding Corp.
     5.55%                        10/01/98        16,132         16,132,000
     5.52%                        11/16/98        39,000         38,724,920
     5.51%                        11/27/98        25,000         24,781,896
     5.51%                        12/04/98        35,000         34,657,156
     5.48%                        02/03/99        20,000         19,619,444
     5.20%                        03/15/99        13,000         12,690,167


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------     --------------
COMMERCIAL PAPER (CONTINUED)
BANKS (CONTINUED)
   Unifunding, Inc.
     5.18%                        03/19/99      $ 30,000     $   29,270,483
                                                             --------------
                                                                284,581,191
                                                             --------------
BUSINESS CREDIT INSTITUTIONS--3.1%
   Enterprise Funding Corp.
     5.48%                        10/22/98        40,705         40,574,880
     5.48%                        12/21/98        27,862         27,518,462
   General Electric Capital Corp.
     5.46%                        02/03/99        25,000         24,526,042
                                                             --------------
                                                                 92,619,384
                                                             --------------
CHEMICALS--1.7%
   Monsanto Co.
     5.48%                        12/04/98        20,000         19,805,156
     5.40%                        12/28/98        15,645         15,438,486
     5.39%                        02/09/99        15,000         14,705,796
                                                             --------------
                                                                 49,949,438
                                                             --------------
FINANCE SERVICES--7.8%
   Barton Capital Corp.
     5.51%                        11/02/98        33,347         33,183,674
   Countrywide Funding Corp.
     5.50%                        10/30/98        75,000         74,667,708
   Dakota Certificates
     5.55%                        10/23/98        30,000         29,898,250
   Triple A-1 Funding
     5.55%                        10/05/98        46,954         46,925,045
     5.59%                        10/08/98        22,149         22,124,925
     5.55%                        10/14/98        30,000         29,939,875
                                                             --------------
                                                                236,739,477
                                                             --------------
FOOD & AGRICULTURE--1.6%
   Diageo Capital
     5.49%                        12/11/98        15,000         14,837,587
     5.45%                        12/29/98        35,000         34,528,424
                                                             --------------
                                                                 49,366,011
                                                             --------------
MOTOR VEHICLES--0.9%
   BMW US Capital Corp.
     5.50%                        11/09/98        28,100         27,932,571
                                                             --------------
RETAIL - LUMBER & OTHER BLDG
   MATERIALS DEALERS--0.8%
   HD Real Estate Funding Corp.
     5.60%                        10/14/98        25,000         24,949,444
                                                             --------------
SECURITY BROKERS & DEALERS--8.1%
   Credit Suisse First Boston, Inc.
     5.51%                        11/24/98        10,000          9,917,350
   Lehman Brothers Holdings, Inc.
     5.55%                        11/25/98        40,000         39,660,833
     5.50%                        12/04/98        50,000         49,511,111
     5.54%                        01/22/99        50,000         49,130,528
   Merrill Lynch & Co.
     5.50%                        11/25/98        50,000         49,579,861
     5.26%                        01/29/99        50,000         49,123,333
                                                             --------------
                                                                246,923,016
                                                             --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,324,920,612)                                      1,324,920,612
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------     --------------
TIME DEPOSITS--21.4%
   Bank of Montreal
     5.87%                        10/01/98     $ 125,000     $  125,000,000
   Bank Brussels Lambert
     5.81%                        10/01/98       125,000        125,000,000
   Istituto Bancario San Paolo di Torino
     5.81%                        10/01/98       125,000        125,000,000
   National City Bank Cleveland
     5.75%                        10/01/98        50,000         50,000,000
   Skandinaviska Enskilda Banken
     Funding, Inc.
     5.87%                        10/01/98       100,000        100,000,000
   Westdeutche Landesbank
     5.87%                        10/01/98       125,000        125,000,000
                                                             --------------
TOTAL TIME DEPOSITS
   (Cost $650,000,000)                                          650,000,000
                                                             --------------
GUARANTEED INVESTMENT CONTRACT--0.3%
   Peoples Security Life
     5.81%                        10/01/98        10,000         10,000,000
     (Cost $10,000,000)                                      --------------

MEDIUM TERM NOTES--1.5%
   National Australia Bank, Ltd.
     6.12%                        12/23/98        46,555         46,575,806
     (Cost $46,575,806)                                      --------------

VARIABLE RATE OBLIGATIONS--20.1%
BANKS--7.7%
   Istituto Bancario San Paolo di Torino
     5.46%**                      12/08/98        25,000         24,988,202
   NationsBank Corp.
     5.70%**                      10/02/98        50,000         50,001,042
   Norwest Corp.
     5.45%**                      12/18/98        60,000         59,994,409
   Royal Bank of Canada
     5.50%**                      10/14/98        50,000         49,966,630
   Skandinaviska Enskilda Banken
     Funding, Inc.
     5.55%**                      10/12/98        50,000         49,990,130
                                                             --------------
                                                                234,940,413
                                                             --------------
CREDIT INSTITUTIONS--5.3%
   American Honda Finance Corp.
     Honda Motor Company, Ltd.
     5.65%**                      11/09/98        35,000         35,000,000
     5.54%**                      12/14/98        40,000         40,000,000
     5.48%**                      12/16/98        25,000         25,000,000
   Beneficial Corp.
     5.62%**                      11/04/98        19,500         19,499,019
   General Motors Acceptance Corp.
     5.59%**                      11/26/98        40,000         39,985,722
                                                             --------------
                                                                159,484,741
                                                             --------------


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------     --------------
Variable Rate Obligations (Continued)
FINANCIAL SERVICES--6.4%
   General American Life
     5.84%**                      10/01/98      $ 50,000     $   50,000,000
   SMM Trust
     5.62%**                      10/12/98        58,000         58,000,000
     5.52%**                      10/29/98        50,000         50,000,000
     5.50%**                      12/16/98        35,000         35,000,000
                                                             --------------
                                                                193,000,000
                                                             --------------
SECURITY BROKERS--0.7%
   Bear Stearns & Co., Inc.
     5.75%**                      11/10/98        12,000         12,004,916
   Morgan Stanley Group
     5.66%**                      10/12/98        10,000         10,002,416
                                                             --------------
                                                                 22,007,332
                                                             --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $609,432,486)                                          609,432,486
                                                             --------------
PAINE WEBBER LIQUID INSTITUTIONAL
   RESERVES MONEY MARKET FUND--0.2%
   Paine Webber Liquid Institutional
     Reserves Money Market Fund
     (Cost $5,396,776)                             5,397          5,396,776
                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,035,277,472*)                         100.0%      3,035,277,472

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                 (0.0%)          (550,408)
                                                --------     --------------
NET ASSETS (Equivalent to $1.00
   per share based on 1,858,151,701
   Institutional shares, 808,960,084
   Service shares, 365,464,486
   Investor A shares, 1,805,073
   Investor B shares and 337,472
   Investor C shares outstanding)                 100.0%     $3,034,727,064
                                                ========     ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A, INVESTOR B AND
   INVESTOR C SHARE
   ($3,034,727,064 (DIVIDE) 3,034,718,816)                            $1.00
                                                                      =====
-------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998 and maturities shown are the next interest readjustment date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
U.S. TREASURY OBLIGATIONS--19.3%
   U.S. Treasury Notes
     5.87%                        01/31/99      $ 30,000       $ 30,031,194
     5.00%                        02/15/99        15,000         14,970,744
     8.87%                        02/15/99        10,000         10,120,900
     5.87%                        02/28/99        10,000         10,013,413
     6.25%                        03/31/99        20,000         20,070,415
     7.00%                        04/15/99         6,000          6,043,189
     6.37%                        04/30/99        22,000         22,103,128
     6.37%                        05/15/99         5,000          5,022,933
     6.25%                        05/31/99        28,000         28,116,637
     6.00%                        06/30/99         5,000          5,015,139
     6.75%                        06/30/99        15,000         15,127,413
     5.87%                        07/31/99        10,000         10,027,482
     6.00%                        08/15/99        10,000         10,040,665
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $186,703,252)                                          186,703,252
                                                               ------------
REPURCHASE AGREEMENTS--80.9%
   Barclay Investments
     5.50%                        10/01/98         40,000        40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,111. Collateralized
     by $33,685,000 U.S. Treasury Bonds
     6.50% due 11/15/26. The value of the
     collateral is $40,868,282.)
   Bear Stearns
     5.58%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,200. Collateralized
     by $72,096,000 U.S. Treasury Strips
     0.00% due 02/15/00 to 11/15/12. The
     value of the collateral is $40,852,679.)
   Goldman Sachs &Co.
     5.45%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,056. Collateralized
     by $40,178,000 U.S. Treasury Notes
     5.125% due 08/31/00. The value of the
     collateral is $40,800,929.)
   Greenwich Capital Markets
     5.55%                        10/01/98       215,000        215,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $215,033,146. Collateralized
     by $206,460,000 U.S. Treasury Bills 0.00%
     due 09/16/99 and $21,239,000 Treasury
     Inflation Index 3.625% due 04/15/28. The
     value of the collateral is $219,304,467.)
   HSBC Securities
     5.43%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,033. Collateralized
     by $38,446,000 U.S. Treasury Notes
     6.25% due 01/31/02. The value of the
     collateral is $41,029,571.)
   J.P. Morgan Securities
     5.50%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,111. Collateralized by $34,912,000 U.S. Treasury Notes
     6.375% due 08/15/27. The value of the
     collateral is $40,800,843.)


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
REPURCHASE AGREEMENTS (CONTINUED)
   Lehman Brothers
     5.58%                        10/01/98     $  40,000       $ 40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,200. Collateralized
     by $91,571,000 U.S. Treasury Strips
     0.00% due 11/15/13 to 02/15/14. The
     value of the collateral is $40,800,282.)
   Merrill Lynch
     5.50%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,111. Collateralized
     by $38,820,000 U.S. Treasury Notes
     6.375% due 05/15/00. The value of the
     collateral is $40,803,559.)
   Morgan Stanley & Co.
     5.83%                        10/01/98       205,800        205,800,000
     (Agreement dated 09/30/98 to be
     repurchased at $205,833,300. Collateralized
     by $35,409,000  U.S. Treasury Bonds
     7.875% due 02/15/21 and $154,620,000
     U.S. Treasury Notes 5.125% to 7.75%
     due 11/15/99 to 08/15/03. The value of
     the collateral is $209,935,550.)
   Nesbit Burns
     5.45%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be
     repurchased at $40,006,056. Collateralized
     by $37,755,000 U.S. Treasury Notes
     5.75% due 04/30/03. The value of the
     collateral is $40,798,997.)
   Warburg, Dillon, Reed
     5.52%                        10/01/98        40,000         40,000,000
     (Agreement dated 09/30/98 to be                           ------------
     repurchased at 40,006,133. Collateralized by $29,878,000 U.S. Treasury Bonds
     6.625% to 13.875% due 11/15/08 to
     02/15/27 and $219,000 U.S. Treasury
     Notes 5.375% due 06/30/03. The value
     of the collateral is $40,808,108.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $780,800,000)                                          780,800,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $967,503,252*)                           100.2%        967,503,252

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                 (0.2%)        (1,887,712)
                                                               ------------
NET ASSETS (Equivalent to $1.00
   per share based on 297,175,631
   Institutional shares, 596,688,981
   Service shares and 71,799,064
   Investor A shares outstanding)                 100.0%       $965,615,540
                                                  ======       ============

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($965,615,540 (DIVIDE) 965,663,676)                                $1.00
                                                                      =====
------------
     * Aggregate cost for Federal tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS--99.8%
ALABAMA--1.7%
   Montgomery Special Care Facilities
     Financing Authority RB (Baptist
     Medical Center VHA Project)
     Series 1985C DN
     3.60%**                      10/07/98       $ 2,775       $  2,775,000
   Montgomery Special Care Facilities
     Financing Authority RB (Baptist
     Medical Center VHA Project)
     Series 1985G DN
     3.60%**                      10/07/98         4,000          4,000,000
                                                               ------------
                                                                  6,775,000
                                                               ------------
ARIZONA--4.2%
   Arizona State School District Certificates
     of Participation Series 1998A TAN
     4.10%                        07/30/99         2,000          2,008,498
   Maricopa County IDRB (Citizen's
     Utilities Project) Series 1998 TECP
     3.50%                        12/08/98         1,465          1,465,000
   Mohave County IDRB (Citizen's
     Utility Project) Series 1997 TECP
     3.60%                        01/13/99         2,500          2,500,000
   Pima County IDA RB (Tuscon Electric
     Power Co. Project) Series 1982 DN
     3.55%**                      10/07/98         3,000          3,000,000
   Santa Cruz County IDRB (Citizen's
     Utilities Project) Series 1998 TECP
     3.50%                        12/08/98         7,680          7,680,000
                                                               ------------
                                                                 16,653,498
                                                               ------------
CALIFORNIA--5.1%
   California Statewide Community
     Development Authority RB
     Series 1998A-23 DN
     3.80%**                      10/07/98         5,000          5,000,000
   Los Angeles County GO
     Series 1998 TRAN
     4.50%                        06/30/99        15,000         15,089,334
                                                               ------------
                                                                 20,089,334
                                                               ------------
COLORADO--2.7%
   Colorado Health Facilities Authority
     Catholic Health RB Series 1998B DN
     3.55%**                      10/07/98         4,800          4,800,000
   Colorado Housing Finance Authority
     Multi-Family Housing RB
     Series 1996H DN
     3.70%**                      10/07/98         5,915          5,915,000
                                                               ------------
                                                                 10,715,000
                                                               ------------
DELAWARE--1.7%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     4.15%**                      10/07/98         6,600          6,600,000
                                                               ------------
FLORIDA--3.4%
   Capital Projects Finance Authority
     RB (Florida Hospital Association -
     Capital Projects Loan Program)
     Series 1998A DN
     3.60%**                      10/07/98         2,500          2,500,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
   Miami Health Facilities Authority RB
     (Jewish Home for the Aged, Inc.
     Project) Series 1996 DN
     4.05%**                      10/07/98       $ 5,900       $  5,900,000
   Miami-Dade County IDRB (Airbus
     Service Co. Project)
     Series 1998A DN
     4.10%**                      10/07/98         5,000          5,000,000
                                                               ------------
                                                                 13,400,000
                                                               ------------
GEORGIA--3.8%
   Clayton County Development Authority
     RB (McIlrath Corp. Project)
     Series 1986 DN
     3.75%**                      10/07/98         4,050          4,050,000
   Clayton County Hospital Authority
     RB (Southern Regional Medical
     Center Project) Series 1995B DN
     4.05%**                      10/07/98         3,875          3,875,000
   Forsyth County IDRB (American BOA,
     Inc. Project) Series 1995 DN
     4.15%**                      10/07/98         3,000          3,000,000
   Smyrna Housing Authority Multi-Family
     Housing RB (F and M Villages
     Project) Series 1997 DN
     3.50%**                      10/07/98         4,300          4,300,000
                                                               ------------
                                                                 15,225,000
                                                               ------------
HAWAII--1.8%
   Hawaii State Department of Budget
     and Finance RB (Citizen's Utilities
     Project) Series 1998 MB
     3.40%                        11/12/98         7,000          7,000,000
                                                               ------------
IDAHO--1.0%
   Idaho GO Series 1998 TAN
     4.50%                        06/30/99         3,750          3,774,267
                                                               ------------
ILLINOIS--8.1%
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A DN
     3.75%**                      10/07/98           800            800,000
   Illinois Development Finance Authority
     IDRB (Webster-Wayne Shopping
     Center Project) Series 1995 DN
     3.30%**                      10/07/98         6,130          6,130,000
   Illinois Educational Facilities Authority
     RB (Cultural Pooled Financing
     Project) Series 1998 DN
     3.65%**                      10/07/98         5,000          5,000,000
   Illinois Health Facilities Authority RB
     (Central Health Care and Northwest
     Community Project) Series 1985 DN
     3.95%**                      10/07/98           880            880,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1988 MB
     3.70%                        03/01/99         5,000          5,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     3.90%                        10/15/98         5,000          5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Illinois Health Facilities Authority RB
     (University of Chicago Hospital
     Project) Series 1994C DN
     3.55%**                      10/07/98       $ 1,800       $  1,800,000
   Illinois Health Facilities Authority
     Revolving Fund Pooled Financing
     Program RB (The University of
     Chicago Project) Series 1995A MB
     3.75%                        11/27/98         4,800          4,800,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     3.60%**                      10/07/98         1,900          1,900,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project)
     Series 1995 DN
     4.03%**                      10/07/98           600            600,000
                                                               ------------
                                                                 31,910,000
                                                               ------------
INDIANA--1.6%
   Marion Industrial Economic
     Development RB (The Synectic
     Partnership Project)
     Series 1997 DN
     4.00%**                      10/07/98         3,900          3,900,000
   Monroe County IDRB (Griner
     Engineering Project)
     Series 1997 DN
     4.15%**                      10/07/98         2,623          2,623,000
                                                               ------------
                                                                  6,523,000
                                                               ------------
KENTUCKY--9.8%
   Kentucky Asset Liability Commission
     Project Notes Series 1998A TECP
     3.30%                        11/04/98        18,000         18,000,000
   Kentucky Interlocal School
     Transportation Certificates of
     Participation Series 1998 TRAN
     3.90%                        06/30/99        21,000         21,039,231
                                                               ------------
                                                                 39,039,231
                                                               ------------
LOUISIANA--4.7%
   East Baton Rouge Mortgage
     Finance Authority Single Family
     RB Series 1997 DN
     3.55%**                      10/07/98         2,000          2,000,000
   Louisiana Public Facilities Authority
     RB (Hospital Revenue Program,
     Our Lady of The Lake Project)
     Series 1990 MB
     3.70%                        10/15/98         5,000          5,000,000
   Plaquemines Port Harbor and
     Terminal District Marine Terminal
     Facilities RB (Electro-Coal
     Transfer Project)
     Series 1985A MB
     3.55%                        11/10/98        11,600         11,600,000
                                                               ------------
                                                                 18,600,000
                                                               ------------
MARYLAND--12.0%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996D DN
     4.20%**                      10/07/98         6,235          6,235,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)
   Baltimore County RB (Paths at
     Loveton Project) Series 1996 DN
     4.15%**                      10/07/98       $ 5,660       $  5,660,000
   Baltimore County RB (Shade Tree
     Trace Project) Series 1996 DN
     4.20%**                      10/07/98         6,500          6,500,000
   Maryland Finance Authority IDRB
     (Baltimore International Culinary
     Project) Series 1994 DN
     4.10%**                      10/07/98         3,525          3,525,000
   Maryland Health and Higher
     Educational Facilities RB (Pooled
     Loan Program) Series 1985B DN
     3.60%**                      10/07/98         8,000          8,000,000
   Maryland IDA Finance RB (Brass
     Mill Road Limited Partnership
     Facility Project) Series 1995 DN
     4.20%**                      10/07/98         3,395          3,395,000
   Maryland IDA Finance RB (Patapsco
     Associates Limited Partnership
     Facility Project) Series 1995 DN
     4.20%**                      10/07/98         2,160          2,160,000
   Westminster Economic Development
     RB (Western Maryland College, Inc.
     Facilities Project) Series 1997 DN
     4.12%**                      10/07/98        12,000         12,000,000
                                                               ------------
                                                                 47,475,000
                                                               ------------
MISSOURI--1.1%
   Kansas City IDRB (Mid-America
     Health Services Project)
     Series 1984 DN
     3.62%**                      10/07/98         4,500          4,500,000
                                                               ------------
NEBRASKA--1.7%
   Nebraska Investment Finance
     Authority Multi-Family Loan RB
     (Apple Creek Associates Project)
     Series 1985A DN
     3.75%**                      10/07/98         1,900          1,900,000
   Nebraska Public Power RB
     Series 1998A TECP
     3.40%                        12/08/98         5,000          5,000,000
                                                               ------------
                                                                  6,900,000
                                                               ------------
NEW HAMPSHIRE--1.9%
   New Hampshire Higher Educational
     and Health Facilities Authority RB
     (Hunt Community Issue Project)
     Series 1996 DN
     3.80%**                      10/07/9          6,090          6,090,000
   New Hampshire RB Series 1998 MB
     3.55%                        11/09/98         1,600          1,599,913
                                                               ------------
                                                                  7,689,913
                                                               ------------
New Jersey--0.8%
   Montville Township School District
     Temporary Notes (Morris County
     Board of Education Project)
     Series 1998 MB
     4.00%                        10/02/98         2,000          2,000,016

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Winchester Gardens,
     Ward Homestead Project)
     Series 1995B DN
     3.30%**                      10/07/98       $ 1,210       $  1,210,000
                                                               ------------
                                                                  3,210,016
                                                               ------------
NORTH DAKOTA--1.0%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     4.25%**                      10/07/98         1,000          1,000,000
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities Project)
     Series 1995A MB
     3.55%                        03/01/99         3,000          3,000,000
                                                               ------------
                                                                  4,000,000
                                                               ------------
OHIO--3.4%
   Berea GO Series 1997 BAN
     4.00%                        10/15/98         1,305          1,305,072
   Clinton County Hospital RB (Ohio
     Hospital Capital, Inc. Pooled
     Financing Programs)
     Series 1998 DN
     3.65%**                      10/07/98         2,000          2,000,000
   Fairfield County Water System
     Improvement RB Series 1998 MB
     4.45%                        07/27/99         1,175          1,181,959
   Montgomery County Limited
     Obligation RB (Society of St. Vincent
     de Paul Project) Series 1996 DN
     4.15%**                      10/07/98         1,800          1,800,000
   Ohio Air Quality Development Authority
     PCRB (JMG Funding, Ltd.
     Partnership Project)
     Series 1995B DN
     3.65%**                      10/07/98         3,100          3,100,000
   Ohio Air Quality Development
     Authority PCRB (Timken Co.
     Project) Series 1992 DN
     3.65%**                      10/07/98         1,100          1,100,000
   Youngstown IDRB (Portage
     Transformer Company Project)
     Series 1996 DN
     4.15%**                      10/07/98         2,940          2,940,000
                                                               ------------
                                                                 13,427,031
                                                               ------------
OKLAHOMA--2.8%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric
     Project) Series 1995A DN
     3.55%**                      10/07/98         2,000          2,000,000
   Oklahoma Water Resources Board
     State Loan Program RB
     Series 1995 MB
     3.50%                        03/01/99         9,000          9,000,000
                                                               ------------
                                                                 11,000,000
                                                               ------------
OREGON--0.8%
   Portland Multi-Family Housing RB
     (Village of Lovejoy Fountain
     Project) Series 1997 DN
     3.73%**                      10/07/98         3,000          3,000,000
                                                               ------------


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA--0.9%
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.55%**                      10/07/98       $ 2,700       $  2,700,000
   Geisinger Health System Authority
     RB Series 1992B DN
     4.15%**                      10/01/98         1,000          1,000,000
                                                               ------------
                                                                  3,700,000
                                                               ------------
SOUTH CAROLINA--1.3%
   Berkeley County IDRB (Nucor
     Corp. Project) Series 1998 DN
     3.70%**                      10/07/98         1,000          1,000,000
   South Carolina Economic
     Development Authority RB
     (Catholic Diocese Project)
     Series 1998 DN
     4.05%**                      10/07/98         4,000          4,000,000
                                                               ------------
                                                                  5,000,000
                                                               ------------
TENNESSEE--6.5%
   Chattanooga IDRB (Southern
     Foundry Supply, Inc. Project)
     Series 1996 DN
     4.15%**                      10/07/98         1,300          1,300,000
   Clarksville Public Building Authority
     RB Series 1997 DN
     4.00%**                      10/07/98         3,950          3,950,000
   Metropolitan Government of Nashville
     and Davidson Counties Health and
     Education Facilites Board RB
     (Vanderbilt University Project)
     Series 1985 MB
     3.75%                        01/15/99         4,000          4,001,779
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Pool
     Project) Series 1996 DN
     4.00%**                      10/07/98         1,000          1,000,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1995 DN
     4.00%**                      10/07/98         4,700          4,700,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     Series 1997 DN
     4.00%**                      10/07/98         8,000          8,000,000
   Morristown IDRB (Bos Automotive
     Products, Inc. Project)
     Series 1997 DN
     4.15%**                      10/07/98         2,000          2,000,000
   Oak Ridge IDRB (Solid Waste M4
     Environmental Project)
     Series 1996 DN
     4.15%**                      10/07/98           900            900,000
                                                               ------------
                                                                 25,851,779
                                                               ------------
TEXAS--11.2%
   Austin Higher Education Authority
     RB (St. Edwards University Project)
     Series 1995 DN
     4.05%**                      10/07/98         1,800          1,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Comal County IDA RB (Simpson Co.
     Project) Series 1996 DN
     4.20%**                      10/07/98       $ 2,800       $  2,800,000
   Texas GO Series 1998-A55 TRAN
     4.25%**                      10/01/98        40,000         40,000,000
                                                               ------------
                                                                 44,600,000
                                                               ------------
UTAH--2.1%
   Intermountain Power Agency Supply
     RB Series 1985F MB
     3.30%                        03/15/99         5,000          5,000,000
   Salt Lake City Flexible Rate RB
     (Pooled Hospital Financing
     Program) Series 1998-A55 DN
     3.50%**                      10/07/98         3,200          3,200,000
                                                               ------------
                                                                  8,200,000
                                                               ------------
VIRGINIA--1.9%
   Metropolitan Washington D.C. Airports
     Authority, Virginia Passenger Facility
     Flexible Term Notes
     Series 1998 TECP
     3.70%                        01/20/99         7,500          7,500,000
                                                               ------------
WASHINGTON--0.5%
   Yakima County Public Corporation
     RB (Jeld-Wen Income Project)
     Series 1988 DN
     3.30%**                      10/07/98         1,940          1,940,000
                                                               ------------
WISCONSIN--0.3%
   Stevens Point Tax-Exempt Facilities
     RB (Consolidated Paper Co.
     Project) Series 1997 DN
     4.10%**                      10/07/98         1,400          1,400,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $395,698,069*)                            99.8%        395,698,069

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.2%            722,575
                                                  ------       ------------
NET ASSETS (Equivalent to $1.00
   per share  based on  246,734,993
   Institutional shares, 140,185,662
   Service shares, 9,226,579
   Investor A shares and 305,581
   Investor C shares outstanding)                 100.0%       $396,420,644
                                                  ======       ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND
   INVESTOR C SHARE
   ($396,420,644 (DIVIDE) 396,452,815)                                $1.00
                                                                      =====
-------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS--99.4%
NEW JERSEY--95.0%
   Berkeley Heights GO Series 1997 BAN
     3.86%                        11/06/98       $ 1,056       $  1,056,005
   Brick Township School District GO
     Series 1998 BAN
     3.87%                        02/18/99         4,151          4,155,219
   Camden County Improvement Authority
     RB (Jewish Community Center
     Project) Series 1995 DN
     3.60%**                      10/07/98         1,035          1,035,000
   Clifton GO Series 1998 MB
     4.50%                        03/15/99         1,415          1,419,969
   East Windsor Regional School District
     GO (County of Mercer School
     Project) Series 1998 MB
     4.60%                        07/15/99           205            206,491
   Essex County Public Improvement
     Authority RB (County Asset Sale
     Project) Series 1995 DN
     3.60%**                      10/07/98         5,000          5,000,000
   Fair Lawn GO Series 1997 BAN
     3.95%                        12/17/98         3,329          3,330,489
   Galloway Township GO
     Series 1997 BAN
     4.25%                        10/30/98         3,000          3,000,974
   Gloucester County GO Series 1998 MB
     4.70%                        06/01/99         1,205          1,213,592
   Gloucester County Industrial Pollution
     Control Financing Authority
     Refunding RB (Mobil Oil Refining
     Co. Project) Series 1993 DN
     3.37%**                      10/07/98         2,810          2,810,000
   Haddonfield School District Unlimited
     GO Series 1998 MB
     4.00%                        07/02/99         1,450          1,453,668
   Hamilton Township GO (General
     Improvement and Sewer Utility
     Bonds) Series 1998 MB
     4.50%                        05/01/99           400            401,689
   Harding Township GO Series 1998 BAN
     3.77%                        07/09/99         2,628          2,629,447
   Hopewell Township GO Series 1998 BAN
     4.00%                        01/08/99         2,000          2,001,306
   Jersey City Municipal Utilities Authority
     Water RB Series 1998 MB
     3.65%                        04/01/99         1,925          1,925,000
   Jersey City State Operated School
     District Certificates of Participation
     Series 1998 MB
     4.00%                        06/01/99         1,280          1,282,856
   Little Ferry Unlimited GO
     Series 1998 BAN
     3.75%                        08/06/99         2,623          2,625,138
   Lumberton Township School District
     Certificates of Participation (Fiscal
     Funding Project) Series 1998 MB
     7.70%                        10/01/98           125            125,000
   Middlesex County Tender Option
     Certificates Series 1998 DN
     4.00%**                      10/07/98         4,995          4,995,000
   Montville Township School District
     Temporary Notes (Morris County
     Board of Education Project)
     Series 1998 MB
     4.00%                        10/02/98         1,300          1,300,010


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Mount Olive Township GO (Board of
     Education Project) Series 1998 MB
     4.90%                        01/15/99        $  760        $   762,685
   Mount Olive Township GO
     Series 1998 MB
     4.70%                        08/15/99           439            443,091
   Mullica Township GO Series 1997 MB
     4.62%                        11/15/98           105            105,104
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     3.85%**                      10/07/98         1,500          1,500,000
   New Jersey Economic Development
     Authority RB (East Meadow Corp.
     Project) Series 1986A DN
     3.80%**                      10/07/98         2,675          2,675,000
   New Jersey Economic Development
     Authority RB (East Meadow Corp.
     Project) Series 1986B DN
     3.80%**                      10/07/98         4,770          4,770,000
   New Jersey Economic Development
     Authority RB (Far Sighted
     Investment LLC Project)
     Series 1998A DN
     3.55%**                      10/07/98         1,180          1,180,000
   New Jersey Economic Development
     Authority RB (First Mortgage Cranes
     Mill Project) Series 1997 DN
     3.30%**                      10/07/98        10,000         10,000,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 DN
     3.95%**                      10/07/98           600            600,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     3.90%**                      10/07/98         1,560          1,560,000
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     3.70%**                      10/07/98         2,155          2,155,000
   New Jersey Economic Development
     Authority RB (Newark Recycling Co.
     Project) Series 1997 MB
     3.95%                        12/15/98         2,000          2,000,000
   New Jersey Economic Development
     Authority RB (Ninette Group L.P.
     Project) Series 1998 DN
     3.55%**                      10/07/98         1,000          1,000,000
   New Jersey Economic Development
     Authority RB (St. James Prep. and
     Social Service Project)
     Series 1998 DN
     3.85%**                      10/07/98         1,000          1,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     3.60%**                      10/07/98         1,000          1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee
     Corp. Project) Series 1998 DN
     3.55%**                      10/07/98         1,500          1,500,000
   New Jersey Economic Development
     Authority RB (Winchester Gardens,
     Ward Homestead Project)
     Series 1995B DN
     3.30%**                      10/07/98         3,740          3,740,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997 DN
     3.65%**                      10/07/98       $ 2,495       $  2,495,000
   New Jersey Economic Development
     Authority Refunding RB (New Jersey
     Natural Gas Co. Project)
     Series 1998C DN
     3.20%**                      10/07/98         3,000          3,000,000
   New Jersey Economic Development
     Authority Thermal Energy Facilities
     RB (Thermal Energy, L.P. Project)
     Series 1995 DN
     3.30%**                      10/07/98         6,000          6,000,000
   New Jersey Health Care Facilities
     Financing Authority Refunding RB
     (St. Barnabas Medical Center
     Project) Series 1998A MB
     4.25%                        07/01/99         1,395          1,401,566
   New Jersey Higher Education
     Assistance Authority Student Loan
     RB (New Jersey Class Loan Program
     Project) Series 1997B MB
     3.75%                        12/01/98         1,400          1,400,000
   New Jersey Housing & Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series 1997A DN
     4.07%**                      10/07/98         4,000          4,000,000
   New Jersey Municipal Securities Trust
     Receipts Series 1995-CB1 DN
     3.70%**                      10/07/98         9,900          9,900,000
   New Jersey RB Series 1998A DN
     3.80%**                      10/07/98         5,000          5,000,000
   New Jersey Transportation Trust Fund
     Authority RB (P-Floats Project)
     Series 1997 DN
     4.14%**                      10/07/98         2,895          2,895,000
   New Jersey Transportation Trust Fund
     Authority RB (P-Floats Project)
     Series 1998 DN
     4.14%**                      10/07/98         8,000          8,000,000
   New Jersey Transportation Trust Fund
     Authority Trust Receipts RB
     (Transportation System Project)
     Series 1996A DN
     3.80%**                      10/07/98         7,500          7,500,000
   Ocean County College Capital
     Improvement GO Series 1998 MB
     4.05%                        06/01/99           200            200,451
   Orange Township Municipal Utility
     and Lease Authority RB
     Series 1998C MB
     3.75%                        12/01/98           150            150,000
   Passaic County Unlimited GO
     Series 1998 MB
     3.65%                        11/15/98           110            110,000
   Perth Amboy Board of Education
     Refunding Certificates of
     Participation Series 1998 MB
     3.65%                        12/15/98           200            200,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Point Pleasant General Improvement
     Unlimited GO Series 1998 MB
     4.35%                        09/01/99        $  235       $    236,783
   Rahway GO Series 1997 BAN
     4.12%                        10/09/98         1,000          1,000,058
   Salem County Pollution Control
     Financing Authority PCRB (Atlantic
     City Electric Co. Project)
     Series 1997B DN
     3.40%**                      10/07/98         1,000          1,000,000
   Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours & Company
     Project) Series 1982A DN
     3.50%**                      10/07/98         6,600          6,600,000
   Salem County Pollution Control
     Financing Authority PCRB
     (Public Service Electric and Gas
     Project) Series 1997 DN
     3.35%**                      10/07/98         1,500          1,500,000
                                                               ------------
                                                                140,546,591
                                                               ------------
GUAM--1.7%
   Guam Power Authority RB
     Series 1998 TECP
     3.05%                        11/13/98         2,500          2,500,000
                                                               ------------
NEW YORK--2.7%
   Port Authority of New York and New
     Jersey RB Series 1998 MB
     3.65%                        10/08/98         3,810          3,810,000
   Port Authority of New York and New
     Jersey Versatile Structure
     Obligations RB Series 1995 DN
     4.05%**                      10/07/98           200            200,000
                                                               ------------
                                                                  4,010,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $147,056,591*)                            99.4%        147,056,591

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.6%            860,973
                                                  ------       ------------
NET ASSETS (Equivalent to $1.00
   per share based on 68,771,014
   Institutional shares, 35,173,584
   Service shares, 43,991,174
   Investor A shares and 51 Investor B
   shares outstanding)                            100.0%       $147,917,564
                                                  ======       ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($147,917,564 (DIVIDE) 147,935,823)                                $1.00
                                                                      =====
-----------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS--99.8%
NORTH CAROLINA--95.4%
   Asheville Certificates of Participation
     Series 1993A DN
     3.45%**                      10/07/98        $  800       $    800,000
   Buncombe County Certificates of
     Participation Series 1998 MB
     3.65%                        12/01/98         1,560          1,560,000
   Buncombe County GO Series 1997 DN
     3.85%**                      10/07/98         6,000          6,000,000
   Catawba County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (WSMP, Inc. Project)
     Series 1992 DN
     4.10%**                      10/07/98           400            400,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     3.50%**                      10/07/98         2,815          2,815,000
   Charlotte Airport Refunding RB
     Series 1997A DN
     3.60%**                      10/07/98         1,650          1,650,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996B DN
     3.95%**                      10/07/98         2,250          2,250,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996C DN
     3.90%**                      10/07/98         5,200          5,200,000
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996D DN
     4.00%**                      10/07/98         1,000          1,000,000
   Cumberland County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (BG Properties,
     LLC Project) Series 1998 DN
     4.15%**                      10/07/98         1,500          1,500,000
   Durham GO Series 1993 DN
     4.00%**                      10/07/98         5,635          5,635,000
   Green County Industrial  Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 DN
     4.05%**                      10/07/98         1,100          1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     4.05%**                      10/07/98         2,000          2,000,000
   Greensboro Certificates of Participation
     (Equipment Project) Series 1994 DN
     4.05%**                      10/07/98         1,600          1,600,000
   Greensboro Certificates of Participation
     (Greensboro Coliseum Complex
     Improvement Project) Series 1995A DN
     3.55%**                      10/07/98         1,500          1,500,000
   Greensboro GO Public Improvement
     Bonds Series 1998 DN
     3.55%**                      10/07/98         2,460          2,460,000
   Guilford County GO Series 1989 MB
     6.80%                        06/01/99         1,000          1,035,040
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (U.S. Label Corp. Project)
     Series 1995 DN
     4.05%**                      10/07/98         2,500          2,500,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Johnston County Industrial Facilities
     and Pollution Control Finance
     Authority PCRB (Kabivitrum, Inc.
     Project) Series 1988 DN
     4.05%**                      10/07/98       $ 3,450       $  3,450,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.95%**                      10/07/98         1,700          1,700,000
   Mecklenberg County GO
     Series 1989 MB
     6.60%                        04/01/99           680            692,751
   Mecklenburg County GO
     Series 1996B DN
     3.90%**                      10/07/98           300            300,000
   Mecklenburg County GO
     Series 1998C DN
     3.95%**                      10/07/98         5,000          5,000,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Aplix, Inc.
     Project) Series 1996 DN
     4.05%**                      10/07/98         4,200          4,200,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Griffith
     Micro Science Project)
     Series 1995 DN
     3.75%**                      10/07/98         1,500          1,500,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Otto
     Industries, Inc. Project)
     Series 1988 DN
     4.10%**                      10/07/98         2,950          2,950,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Piedmont Plastics
     Project) Series 1997 DN
     4.15%**                      10/07/98         4,700          4,700,000
   Moore County Public Improvement
     Bond GO Series 1998 MB
     4.40%                        06/01/99           600            602,708
   New Hanover County Industrial
     Facilities IDRB (Interroll Corp.
     Project) Series 1989 DN
     4.10%**                      10/07/98         1,195          1,195,000
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB (Harvey Fertilizer & Gas Co.
     Project) Series 1995 DN
     4.05%**                      10/07/98         1,640          1,640,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1988B TECP
     3.40%                        10/21/98         1,190          1,190,000
     3.45%                        10/22/98         8,000          8,000,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1998B TECP
     3.60%                        01/13/99         7,000          7,000,000
     3.40%                        01/27/99         3,300          3,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Educational
     Facilities Finance Agency RB
     (Greensboro College Project)
     Series 1997 DN
     3.55%**                      10/07/98        $  500       $    500,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     3.95%**                      10/07/98           200            200,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1992A DN
     3.95%**                      10/07/98         4,600          4,600,000
   North Carolina Educational Facilities
     Finance Agency RB (Gardner-Webb
     University Project) Series 1997 DN
     3.95%**                      10/07/98         2,400          2,400,000
   North Carolina Educational Facilities
     Finance Agency RB (Wake Forest
     University Project) Series 1997 MB
     3.80%                        11/01/98         1,250          1,250,000
   North Carolina Highway GO
     Series 1997A MB
     4.50%                        05/01/99         6,000          6,030,511
   North Carolina Industrial Facilities and
     Pollution Control Financing Authority
     RB (GVK America, Inc. Project)
     Series 1990 MB
     4.00%                        12/01/98         2,310          2,310,000
   North Carolina Medical Care
     Commission Health Care Facility
     RB (Lutheran Services for the Aging
     Project) Series 1998 DN
     3.60%**                      10/07/98         4,000          4,000,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1992B DN
     3.90%**                      10/07/98         1,500          1,500,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1996 DN
     3.90%**                      10/07/98         1,200          1,200,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985D DN
     3.95%**                      10/07/98         1,000          1,000,000
   North Carolina Medical Care
     Commission Hospital RB (Lincoln
     Health System Project)
     Series 1996A DN
     4.00%**                      10/07/98         4,500          4,500,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1993 DN
     3.90%**                      10/07/98         8,900          8,900,000
   North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project)
     Series 1988 DN
     3.95%**                      10/07/98         3,700          3,700,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     3.80%**                      10/07/98       $   900       $    900,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Financing Project) Series 1994 DN
     3.70%**                      10/07/98           700            700,000
   North Carolina Municipal Power
     Agency Number 1 RB (Catawba
     Project) Series 1998 TECP
     3.50%                        10/19/98         4,000          4,000,000
     3.50%                        11/18/98         4,600          4,600,000
   Person County Industrial Facilities and
     Pollution Control Financing
     Authority RB (Carolina Power &
     Light Co. Project) Series 1992A DN
     3.70%**                      10/07/98         1,200          1,200,000
   Raleigh-Durham Airport Authority
     Special Facility Refunding RB
     (American Airlines, Inc. Project)
     Series 1995A DN
     4.15%**                      10/01/98         5,100          5,100,000
   Raleigh-Durham Airport Authority
     Special Facility Refunding RB
     (American Airlines, Inc. Project)
     Series 1995B DN
     4.15%**                      10/01/98           300            300,000
   Rockingham County Industrial
     Facilities and Pollution Control
     Financing Authority RB (Whiteridge,
     Inc. Project) Series 1998 DN
     4.15%**                      10/07/98         1,500          1,500,000
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Thieman Metal
     Technologies, L.L.C. Project)
     1998 DN
     4.15%**                      10/07/98         2,000          2,000,000
   Sampson County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Dubose
     Strapping, Inc. Project)
     Series 1997 DN
     4.15%**                      10/07/98         1,800          1,800,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     4.15%**                      10/07/98         1,750          1,750,000
   University of North Carolina Chapel
     Hill School of Medicine RB
     (Ambulatory Care Clinic Project)
     Series 1990 DN
     3.65%**                      10/07/98         1,800          1,800,000
   University of North Carolina RB
     (Chapel Parking System Board of
     Governors of the UNC Project)
     Series 1997C DN
     3.50%**                      10/07/98         1,400          1,400,000
   Wake County GO Series 1997 MB
     4.70%                        03/01/99         1,000          1,004,426

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985B DN
     3.60%**                      10/07/98       $11,600       $ 11,600,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985C DN
     3.60%**                      10/07/98           550            550,000
   Wake County Industrial  Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1987 DN
     4.20%**                      10/01/98           900            900,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding RB (Carolina Power &
     Light Co. Project) Series 1990A TECP
     3.45%                        10/21/98         5,500          5,500,000
     3.45%                        10/28/98         6,500          6,500,000
   Washington County Industrial Facilities
     Pollution Control Financing Authority
     RB (Mackeys Ferry Sawmill, Inc.
     Project) Series 1997 DN
     4.05%**                      10/07/98         1,400          1,400,000
   Wilkes County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Schas Circular Industries, Inc.
     Project) Series 1997A DN
     4.15%**                      10/07/98         6,325          6,325,000
   Wilson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (North Carolina Chip Co.
     Project) Series 1989 DN
     4.10%**                      10/07/98           500            500,000
   Winston-Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project)
     Series 1988 DN
     3.65%**                      10/07/98           445            445,000
                                                               ------------
                                                                192,290,436
                                                               ------------


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
GUAM--1.3%
   Guam Power Authority RB
     Series 1998 TECP
     3.05%                        11/13/98       $ 2,500       $  2,500,000
                                                               ------------
PUERTO RICO--3.1%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.12%**                      10/07/98         1,300          1,300,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     4.25%                        12/01/98         5,000          4,999,708
                                                               ------------
                                                                  6,299,708
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $201,090,144*)                            99.8%        201,090,144

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.2%            445,062
                                                  ------       ------------
NET ASSETS (Equivalent to $1.00
   per share based on 181,983,145
   Institutional shares, 19,306,093
   Service shares and 244,631
   Investor A shares outstanding)                 100.0%       $201,535,206
                                                  ======       ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($201,535,206 (DIVIDE) 201,533,869)                                $1.00
                                                                      =====
------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS--99.5%
OHIO--99.5%
   Allen County GO Series 1998 BAN
     4.05%                        04/13/99        $1,000       $  1,001,536
   Belmont County GO Series 1997 BAN
     4.17%                        11/24/98         1,250          1,250,480
   Berea GO Series 1997 BAN
     4.00%                        10/15/98         1,000          1,000,055
   Berea GO Series 1998 BAN
     4.15%                        10/15/98         1,225          1,225,208
   Butler County GO Series 1997 BAN
     4.25%                        10/22/98         2,000          2,000,443
   Butler County Sewer System RB
     Series 1992A MB
     4.80%                        12/01/98           500            500,915
   Cincinnati City School District GO
     Series 1998 TAN
     4.08%                        12/31/98         2,000          2,002,315
   Cleveland Airport System RB
     Series 1997D DN
     3.65%**                      10/07/98         3,000          3,000,000
   Clinton County Hospital RB (Ohio
     Hospital Capital, Inc. Pooled
     Financing Project)
     Series 1998 DN
     3.65%**                      10/01/98         3,000          3,000,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation
     Project) Series 1997A DN
     3.55%**                      10/01/98         1,400          1,400,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1998A DN
     3.55%**                      10/07/98           700            700,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 DN
     3.88%**                      10/01/98         3,555          3,555,000
   Cuyahoga County IDRB (Pleasant Lake
     Associates Project) Series 1995 DN
     3.73%**                      10/07/98           895            895,000
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN
     3.88%**                      10/07/98           935            935,000
   East Palestine GO Series 1998 BAN
     3.75%                        07/30/99         2,000          2,000,000
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     3.75%**                      10/07/98         3,700          3,700,000
   Franklin County Hospital Refunding
     and Improvement RB (U.S. Health
     Corp. of Columbus Project)
     Series 1996A DN
     4.00%**                      10/07/98           500            500,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     4.05%**                      10/07/98         2,000          2,000,000
   Gates Mills Village GO Series 1998 BAN
     3.90%                        06/15/99         1,000          1,001,084
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     4.05%**                      10/07/98         1,970          1,970,000
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     3.88%**                      10/07/98         1,000          1,000,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Greene County IDRB (Antioch
     Publishing Co. Project)
     Series 1996 DN
     4.15%**                      10/07/98        $2,200       $  2,200,000
   Hilliard GO Series 1998A BAN
     4.05%                        04/08/99           750            751,495
   Hilliard GO Series 1998B BAN
     3.85%                        09/09/99         1,100          1,102,985
   Lebanon GO Series 1998 BAN
     3.91%                        09/02/99         1,150          1,152,654
   Lucas County IDRB (Vega Industries,
     Inc. Project) Series 1995 DN
     4.15%**                      10/07/98         1,985          1,985,000
   Marysville GO Series 1998 BAN
     3.91%                        04/15/99         1,000          1,001,357
   Mason GO Series 1997 BAN
     3.95%                        12/17/98         1,150          1,150,350
   Middleburg Heights GO Series 1998 BAN
     3.90%                        10/27/98         1,000          1,000,208
     3.95%                        08/12/99         2,800          2,805,824
   Montgomery County Limited Obligation
     RB (Society of St. Vincent de Paul
     Project) Series 1996 DN
     4.15%**                      10/01/98         3,100          3,100,000
   Newark GO Series 1998 BAN
     4.00%                        03/12/99         2,000          2,002,991
   North Olmsted GO Series 1998-2 BAN
     3.95%                        09/23/99         2,675          2,681,297
   Ohio Air Quality Development Authority
     PCRB (JMG Funding, Ltd.
     Partnership Project) Series 1994B DN
     3.65%**                      10/07/98         2,400          2,400,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co.
     Project) Series 1997 DN
     3.75%**                      10/07/98         2,500          2,500,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     4.10%**                      10/07/98         7,000          7,000,000
   Ohio Air Quality Development Authority
     PCRB (Timken Co. Project) Series 1992 DN
     3.65%**                      10/07/98         1,600          1,600,000
   Ohio Air Quality Development Authority
     PCRB (USX Project) Series 1995 MB
     3.60%                        12/03/98         1,115          1,115,000
   Ohio Housing Finance Agency Mortgage
     RB Series 1998A-2 MB
     3.80%                        03/01/99         5,000          5,000,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project)
     Series 1985 MB
     3.85%                        11/02/98           670            670,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (The Club
     at Spring Valley Apartments Project)
     Series 1996A DN
     3.73%**                      10/07/98         4,500          4,500,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     4.15%**                      10/07/98         1,260          1,260,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     4.05%**                      10/07/98        $1,840       $  1,840,000
   Ohio RB (Major New State Infrastructure -
     1 Project) Series 1998 MB
     4.25%                        12/15/98         2,000          2,002,387
   Ohio Special Obligation Elementary and
     Secondary Education Capital Facilities
     RB Series 1997 MB
     4.50%                        12/01/98         1,200          1,201,359
   Ohio State Building Authority RB
     (State Facilities - Adult Correctional
     Project) Series 1996A MB
     5.00%                        04/01/99         2,000          2,012,074
   Ohio State Higher Educational Facility
     Commission RB (Oberlin College
     Project) Series 1985 DN
     3.55%**                      10/07/98           900            900,000
   Ohio State Public Facilities Commission
     Higher Education Facilities RB
     Series 1989A MB
     7.25%                        05/01/99           250            261,919
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     4.15%**                      10/07/98         5,300          5,300,000
   Ohio Water Development Authority
     PCRB (Cleveland Electric Co.
     Project) Series 1997B DN
     3.65%**                      10/07/98         2,600          2,600,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.65%**                      10/07/98         3,000          3,000,000
   Orange Village GO Series 1998 BAN
     3.75%                        10/27/98         1,250          1,250,000
   Pickerington GO Series 1997 BAN
     4.25%                        11/13/98         1,800          1,800,713
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     4.15%**                      10/07/98         1,130          1,130,000
   Portage County IDRB (Lovejoy
     Industries Project) Series 1994 DN
     4.20%**                      10/07/98         1,410          1,410,000
   Sandusky County IDRB (Brighton
     Manor Co. Project) Series 1986 DN
     3.75%**                      10/07/98         1,500          1,500,000
   Springboro GO Series 1998 BAN
     4.05%                        01/28/99         1,100          1,100,861
   Strongsville GO Series 1997 BAN
     4.02%                        11/18/98         1,400          1,400,425
   Strongsville IDRB (Web Plastics
     Company Project) Series 1997 DN
     4.15%**                      10/07/98         1,100          1,100,000
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 DN
     4.15%**                      10/07/98           495            495,000
   Summit County IDRB (Forest
     Manufacturing Project) Series 1994 DN
     4.10%**                      10/07/98           400            400,000
   Summit County IDRB (JRB Company,
     Inc. Project) Series 1997 DN
     4.15%**                      10/01/98         3,400          3,400,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Toledo City Services Special
     Assessment Notes Series 1997 DN
     4.00%**                      10/07/98        $2,500       $  2,500,000
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands,
     Inc. Project) Series 1993 DN
     4.10%**                      10/01/98         1,000          1,000,000
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     4.05%**                      10/07/98         1,870          1,870,000
   Youngstown IDRB (Portage Transformer
     Co. Project) Series 1996 DN
     4.15%**                      10/01/98           900            900,000
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $121,990,935*)                            99.5%        121,990,935


OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.5%            603,936
                                                  ------       ------------
NET ASSETS (Equivalent to $1.00
   per share based on 48,622,028
   Institutional shares, 58,094,562
   Service shares and 15,907,169
   Investor A shares outstanding)                 100.0%       $122,594,871
                                                  ======       ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($122,594,871 (DIVIDE) 122,623,759)                                $1.00
                                                                      =====
---------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS--99.9%
PENNSYLVANIA--97.8%
   Allegheny County Environmental
     Improvement RB (USX Corp. Project)
     Series 1998 MB
     3.50%                        11/10/98       $ 1,000       $  1,000,000
   Allegheny County Higher Education
     Building Authority RB (University of
     Pittsburgh Project) Series 1985C DN
     3.90%**                      10/07/98         1,890          1,890,000
   Allegheny County IDA PCRB (Duquesne
     Light Co. Project) Series 1990A MB
     3.60%                        01/27/99         5,000          5,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1992A MB
     3.85%                        10/21/98         8,000          8,000,000
   Allegheny County IDA RB (United Mobile
     Video Project) Series 1997 DN
     4.05%**                      10/01/98         4,000          4,000,000
   Allegheny County Series 1998 TECP
     (USX Corp. Project) MB
     3.50%                        11/10/98         5,000          5,000,000
   Allegheny County Series 1998 TECP
     (U.S. Steel Project) MB
     3.30%                        10/23/98         2,100          2,100,000
   Beaver County IDA PCRB (Duquesne
     Light Co. Project) Series 1990C MB
     3.10%                        10/14/98         1,000          1,000,000
   Beaver County IDA PCRB (Duquesne
     Light Co. Project) Series 1993A MB
     3.45%                        11/18/98        10,200         10,200,000
   Beaver County IDA PCRB (Duquesne
     Light Co. Project) Series 1998 MB
     3.60%                        12/14/98         4,200          4,200,000
   Beaver County IDA PCRB (Duquesne
     Light Co. Project) Series 1998 TECP
     3.55%                        12/14/98         8,300          8,300,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1993A MB
     3.70%                        10/09/98         1,000          1,000,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1993A TECP
     3.50%                        11/18/98         1,000          1,000,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.55%**                      10/07/98         6,500          6,500,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990A DN
     3.50%**                      10/07/98         4,100          4,100,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Mansfield Project)
     Series 1990B DN
     3.50%**                      10/07/98         1,100          1,100,000
   Beaver County IDA Refunding PCRB
     (Toledo Edison Project) Series 1992E
     TECP
     3.80%                        12/01/98        10,000         10,000,000
   Bedford County IDA IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     3.70%**                      10/07/98         3,000          3,000,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Berks County IDA Manufacturing Facilities
     RB (Grafika Commercial Printing, Inc.
     Project) Series 1995 DN
     3.80%**                      10/07/98       $ 2,560       $  2,560,000
   Berks County IDA RB (Beacon
     Container Corp. Project)
     Series 1997A DN
     3.85%**                      10/07/98         2,390          2,390,000
   Berks County IDA RB (Berks Products
     Project) Series 1996 DN
     3.85%**                      10/07/98         2,490          2,490,000
   Berks County IDA RB (Citizens
     Utilities Co. Project) Series 1996 MB
     3.60%                        11/06/98         4,200          4,200,000
   Berks County IDA RB (Hub Fabricating
     Project) Series 1996 DN
     3.80%**                      10/07/98         4,865          4,865,000
   Berks County IDA RB (Lutheran Home
     at Topton Project) Series 1995 DN
     3.70%**                      10/07/98         1,800          1,800,000
   Berks County IDA RB (Richard J. Caron
     Foundation Project) Series 1996 DN
     3.70%**                      10/07/98         1,800          1,800,000
   Bucks County IDA Environmental
     Improvement Refunding RB (USX
     Corp. Project) Series 1995 MB
     3.60%                        12/03/98         6,190          6,190,000
   Bucks County IDA RB (SHV Real
     Estate, Inc. Project) Series 1985 DN
     3.65%**                      10/07/98         2,200          2,200,000
   Bucks County IDA Refunding RB
     (Sundstrand Corp. Project)
     Series 1991 DN
     4.05%**                      10/07/98         1,505          1,505,000
   Buffalo Township Municipal Authority
     Sewer GO Series 1998 RAN
     4.00%                        08/19/99         2,265          2,265,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1989V-1 DN
     3.60%**                      10/07/98        24,500         24,500,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1989V-2 DN
     3.60%**                      10/07/98         4,300          4,300,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1991V-1 DN
     3.60%**                      10/07/98           700            700,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1990A MB
     3.45%                        11/18/98         3,200          3,200,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1991 MB
     3.45%                        11/18/98           300            300,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1992A MB
     3.60%                        11/12/98         5,000          5,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1998 MB
     3.60%                        11/12/98       $ 3,355       $  3,355,000
     3.55%                        11/18/98        16,080         16,080,000
   Cumberland County IDA IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     3.80%**                      10/07/98           725            725,000
   Cumberland County IDA RB
     (Lawrence Schiff Silk Co. Project)
     Series 1998 DN
     3.75%**                      10/07/98         2,200          2,200,000
   Cumberland County Municipal
     Authority RB (Presbyterian Homes
     Project) Series 1993A DN
     4.00%**                      10/07/98         6,000          6,000,000
   Dallastown Area School District GO
     Series 1998 DN
     4.10%**                      10/07/98         5,000          5,000,000
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997 DN
     3.65%**                      10/07/98        19,700         19,700,000
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997A DN
     3.65%**                      10/07/98         7,200          7,200,000
   Dauphin County General Authority RB
     (Education & Health Loan Program)
     Series 1997 DN
     4.10%**                      10/07/98        14,100         14,100,000
   Delaware County IDA PCRB (B.P. Oil,
     Inc. Project) Series 1985 DN
     4.20%**                      10/01/98         3,200          3,200,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1993A DN
     4.05%**                      10/07/98         1,000          1,000,000
   Delaware County IDA Resource
     Recovery Facilities Refunding RB
     (General Electric Capital Corp.
     Project) Series 1997G DN
     3.50%**                      10/07/98         1,500          1,500,000
     3.90%**                      10/07/98           600            600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.60%**                      10/07/98           600            600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.60%**                      10/07/98         1,900          1,900,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.60%**                      10/07/98         3,600          3,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     3.60%**                      10/07/98         1,595          1,595,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985A DN
     3.50%**                      10/07/98       $ 1,300       $  1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     3.50%**                      10/07/98         3,000          3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985C DN
     3.50%**                      10/07/98         1,300          1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985D DN
     3.50%**                      10/07/98         3,100          3,100,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1986 DN
     3.50%**                      10/07/98           525            525,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     3.65%**                      10/07/98        18,000         18,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989B-15 DN
     3.60%**                      10/07/98         2,100          2,100,000
   Emmaus General Authority RB Pooled
     Loan Series 1989B-16 DN
     3.60%**                      10/07/98         3,500          3,500,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-10 DN
     3.60%**                      10/07/98         1,000          1,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-12 DN
     3.60%**                      10/07/98           800            800,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-9 DN
     3.60%**                      10/07/98         1,300          1,300,000
   Emmaus General Authority RB Pooled
     Loan Series 1996 DN
     3.60%**                      10/07/98         4,500          4,500,000
   Erie County IDA RB (American Turned
     Products Project) Series 1997 DN
     3.88%**                      10/07/98         2,000          2,000,000
   Erie County IDA RB (Reed
     Manufacturing Project) Series 1997 DN
     4.15%**                      10/07/98         1,500          1,500,000
   Geisinger Health System Authority RB
     Series 1992B DN
     4.15%**                      10/01/98         2,000          2,000,000
   Geisinger Health System Authority RB
     (Penn State Health Systems Project)
     Series 1998B DN
     4.15%**                      10/01/98         5,250          5,250,000
   Indiana County IDA RB (Conemaugh
     Project) Series 1997A DN
     3.65%**                      10/07/98         8,310          8,310,000
   Lawrence County IDA IDRB (L & N
     Metallurgical Products Project)
     Series 1996 DN
     4.25%**                      10/07/98         3,600          3,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.50%**                      10/07/98        $  800       $    800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.65%**                      10/07/98         1,300          1,300,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.50%**                      10/07/98         1,770          1,770,000
   Lehigh County Water Authority RB
     Series 1984 DN
     3.50%**                      10/07/98         5,145          5,145,000
   Littlestown IDA Refunding RB
     (Hanover House Industries Project)
     Series 1987 DN
     3.55%**                      10/07/98         8,000          8,000,000
   Lycoming County IDA RB (Brodart Co.
     Project) Series 1998A DN
     3.70%**                      10/07/98         1,905          1,905,000
   Mercersburg Boro General Purpose
     Authority RB (Mercersburg College
     Project) Series 1997 DN
     3.55%**                      10/07/98         9,500          9,500,000
   Monroe County IDA RB (United Steel
     Enterprises Project) Series 1996A DN
     3.85%**                      10/07/98         1,990          1,990,000
   Montgomery County GO Series 1996 DN
     3.60%**                      10/07/98         1,100          1,100,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     3.85%**                      10/07/98           800            800,000
   Montgomery County IDA RB (Apple
     Fresh Foods Ltd. Project)
     Series 1996 DN
     3.80%**                      10/07/98           970            970,000
   Nazareth Borough Municipal Authority
     Sewer RB Series 1998 MB
     3.60%                        09/15/99           550            550,000
   Neshaminy School District GO
     Series 1998 TRAN
     3.94%                        06/30/99         4,833          4,837,339
   Northampton County IDA IDRB
     (Citizens Utilities Project)
     Series 1991 MB
     3.60%                        11/06/98         2,000          2,000,000
     3.55%                        11/10/98         2,000          2,000,000
   Northampton County IDA IDRB
     (Citizens Utilities Project)
     Series 1996 DN
     3.65%**                      10/07/98          8,375         8,375,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.50%**                      10/07/98         2,500          2,500,000
   Northumberland County IDA RB
     (Furman Farms, Inc. Project)
     Series 1995A DN
     3.80%**                      10/07/98         1,225          1,225,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     3.65%**                      10/07/98       $ 3,355       $  3,355,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     3.65%**                      10/07/98           590            590,000
   Pennsylvania Economic Development
     Financing Authority RB (National
     Gypsum Co. Project) Series 1997A DN
     3.65%**                      10/07/98        11,300         11,300,000
   Pennsylvania Economic Development
     Financing Authority RB (Wendt
     Dunnington Co. Project)
     Series 1995 DN
     4.05%**                      10/07/98           995            995,000
   Pennsylvania Economic Development
     Financing Authority Retirement
     Facility RB (Homewood Retirement
     Centers Project) Series 1992 DN
     4.02%**                      10/07/98         6,125          6,125,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 DN
     3.60%**                      10/07/98         1,910          1,910,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 DN
     3.60%**                      10/07/98         2,900          2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.60%**                      10/07/98        14,650         14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.60%**                      10/07/98         3,800          3,800,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988A DN
     3.80%**                      10/07/98         4,700          4,700,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988C DN
     3.80%**                      10/07/98         5,900          5,900,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988E DN
     3.80%**                      10/07/98           100            100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1994A DN
     3.80%**                      10/07/98         1,150          1,150,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1995A DN
     3.80%**                      10/07/98         3,500          3,500,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1998B DN
     3.65%**                      10/07/98         5,000          5,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational
     Facilities Authority College and
     University RB (Pennsylvania College
     of Optometry Project) Series 1996 DN
     3.95%**                      10/07/98       $ 2,000       $  2,000,000
   Pennsylvania Higher Educational
     Facilities Authority Refunding RB
     (Carnegie Mellon University Project)
     Series 1995B DN
     4.15%**                      10/07/98         2,100          2,100,000
   Philadelphia GO Series 1998A TRAN
     4.25%                        06/30/99         9,000          9,039,746
   Philadelphia IDA RB (Fox Chase
     Institute for Cancer Research
     Project) Series 1990A DN
     4.15%**                      10/07/98           600            600,000
   Philadelphia IDA RB (GDL Estates Corp.
     Project) Series 1998B DN
     3.70%**                      10/07/98         3,565          3,565,000
   Philadelphia IDA RB (The Fox Chase
     Cancer Center Project) Series 1997 DN
     4.15%**                      10/07/98           500            500,000
   Philadelphia IDA RB (30th Street Station
     Project) Series 1987 DN
     3.90%**                      10/07/98         6,900          6,900,000
   Philadelphia Redevelopment Authority
     Multi-Family Housing RB (Franklin
     Town Towers Project) Series 1985 DN
     3.65%**                      10/07/98         5,300          5,300,000
   Philadelphia Water and Wastewater RB
     Series 1997B DN
     3.50%**                      10/07/98         2,000          2,000,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985K DN
     3.60%**                      10/07/98         1,400          1,400,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.60%**                      10/07/98         1,700          1,700,000
   Schuylkill County IDA IDRB (Craftex Mills
     Project) Series 1996 DN
     3.80%**                      10/07/98         2,250          2,250,000
   Schuylkill County IDA IDRB (Kaytee
     Products, Inc. Project) Series 1995 DN
     4.15%**                      10/07/98         3,695          3,695,000
   Schuylkill County IDA RB (Pine Grove
     Landfill Project) Series 1995 DN
     4.30%**                      10/01/98         2,000          2,000,000
   Schuylkill County IDA Resource Recovery
     RB (Gilberton Power Project)
     Series 1985 DN
     3.55%**                      10/07/98         1,000          1,000,000
   Schuylkill County IDA Resource Recovery
     RB (Northeastern Power Co. Project)
     Series 1997B DN
     4.00%**                      10/07/98         2,500          2,500,000
   Scranton-Lackawana Health and Welfare
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.50%**                      10/07/98         3,400          3,400,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990A MB
     3.70%                        10/09/98        $  300       $    300,000
     3.45%                        11/18/98           300            300,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990B MB
     3.70%                        10/09/98        11,785         11,785,000
     3.60%                        11/12/98         4,715          4,715,000
     3.45%                        11/18/98         1,650          1,650,000
     3.50%                        11/18/98         1,000          1,000,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1993 MB
     3.60%                        10/09/98         1,000          1,000,000
     3.70%                        10/09/98         2,000          2,000,000
     3.45%                        11/18/98         8,385          8,385,000
   Washington County Authority Higher
     Education Pooled Equipment Lease
     RB Series 1985 DN
     3.65%**                      10/07/98         1,845          1,845,000
   Washington County Authority Municipal
     Facilities Lease RB
     Series 1985B-1 DN
     3.85%**                      10/07/98         1,300          1,300,000
   Westmoreland County IDA RB (Elizabeth
     Carbide Die Co. Project)
     Series 1998B DN
     4.15%**                      10/07/98         1,500          1,500,000
   York County General Authority Pooled
     Financing RB Series 1996 DN
     4.05%**                      10/07/98         3,200          3,200,000
   York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN
     4.02%**                      10/07/98         7,900          7,900,000
   York County IDA IDRB (AlliedSignal,
     Inc. Project) Series 1993 DN
     3.80%**                      10/07/98         1,000          1,000,000
   York County IDA PCRB (PECO Energy
     Co. Project) Series 1993A DN
     4.05%**                      10/07/98         1,900          1,900,000
   York County IDA RB (York Sheet Metal,
     Inc. Project) Series 1998 DN
     3.70%**                      10/07/98         3,500          3,500,000
                                                               ------------
                                                                523,067,085
                                                               ------------
PUERTO RICO--2.1%
   Puerto Rico Highway and Transportation
     Authority Transportation RB
     Series 1998A DN
     3.10%**                      10/07/98           200            200,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.60%**                      10/07/98           800            800,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                        12/01/98         6,500          6,499,457

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.60%                        03/01/99       $ 3,850       $  3,850,000
                                                               ------------
                                                                 11,349,457
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $534,416,542*)                            99.9%        534,416,542

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.1%            426,997
                                                   -----       ------------
NET ASSETS (Equivalent to $1.00
   per share based on 350,250,676
   Institutional shares, 73,745,969
   Service shares and 110,860,331
   Investor A shares outstanding)                 100.0%       $534,843,539
                                                  ======       ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($534,843,539 (DIVIDE) 534,856,976)                                $1.00
                                                                      =====
--------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)             VALUE
                                  --------      --------        -----------
MUNICIPAL BONDS--99.8%
VIRGINIA--89.6%
   Alexandria IDA RB (Super & Curr
     Project) Series 1997 DN
     3.95%**                      10/07/98       $ 2,500        $ 2,500,000
   Alexandria IDA RB (Young Men's
     Christian Association of Metropolitan
     Washington Project) Series 1998 DN
     4.12%**                      10/07/9          4,400          4,400,000
   Alexandria Redevelopment and
     Housing Authority Multi-Family
     Housing RB (Buckingham Village
     Apartments Project) Series 1996B DN
     3.75%**                      10/07/98         2,000          2,000,000
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of Virginia,
     Inc. Project) Series 1991 DN
     3.70%**                      10/07/98         1,110          1,110,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     4.10%**                      10/07/98         1,000          1,000,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     3.55%**                      10/07/98         5,865          5,865,000
   Charles County IDA Exempt Facility RB
     (Chambers Development of Virginia,
     Inc. Project) Series 1989 DN
     3.70%**                      10/07/98         1,100          1,100,000
   Charles County IDA Solid Waste
     Disposal Facilities RB (Chambers
     Development of Virginia, Inc. Project)
     Series 1996 DN
     3.70%**                      10/07/98         1,500          1,500,000
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.65%                        11/09/98           500            500,000
   Chesterfield County IDA RB (Blueprint
     Holding, Inc. Project) Series 1997 DN
     4.05%**                      10/07/98         2,000          2,000,000
   Chesterfield County IDA RB (Lumberg,
     Inc. Project) Series 1998 DN
     4.10%**                      10/07/98         1,000          1,000,000
   Fairfax County Economic Development
     Authority RB (Foreman Development
     Associates Project) Series 1996 DN
     4.30%**                      10/07/98         2,425          2,425,000
   Fairfax County GO Public Improvement
     Series 1997B MB
     4.50%                        12/01/98         3,000          3,003,524
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988A DN
     3.45%**                      10/07/98         1,100          1,100,000
   Fairfax County IDA RB (Fairfax
     Hospital System Project)
     Series 1988C DN
     3.45%**                      10/07/98           300            300,000
   Greensville County IDA IDRB
     (Perdue Farms, Inc. Project)
     Series 1986 DN
     4.15%**                      10/01/98         1,600          1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     3.65%                        11/09/98         2,000          2,000,000


                                                  PAR
                                  MATURITY       (000)             VALUE
                                  --------      --------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Hampton Redevelopment & Housing
     Authority Multi-Family Housing
     Refunding RB (Avalon at Hampton
     Project) Series 1996A DN
     3.50%**                      10/07/98       $ 2,400        $ 2,400,000
   Hampton Roads Regional Jail Authority
     Regional Jail Facility RB
     Series 1996B DN
     3.45%**                      10/07/98           700            700,000
   Hopewell IDA Exempt Facility RB
     (Hadson Power 13-Hopewell Project)
     Series 1990A DN
     4.30%**                      10/01/98         2,300          2,300,000
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996 DN
     4.05%**                      10/01/98         2,900          2,900,000
   Louisa County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.60%                        11/12/98           100            100,000
   Louisa County IDA RB (Pooled
     Financing Project) Series 1995 DN
     4.00%**                      10/07/98           500            500,000
   Metropolitan Washington D.C. Airports
     Authority, Virginia Passenger Facility
     Flexible Term Notes Series 1998 TECP
     3.60%                        11/12/98         3,000          3,000,000
     3.70%                        01/20/99         1,500          1,500,000
   Norfolk IDA RB (2F Realty Co. Project)
     Series 1998 DN
     4.10%**                      10/07/98         1,500          1,500,000
   Norfolk IDA RB (Childrens Hospital of
     the King's Daughters Project)
     Series 1998 DN
     4.00%**                      10/07/98         1,000          1,000,000
   Peninsula Port Authority of Virginia
     Coal Terminal RB (Dominion Terminal
     Associates Project) Series 1987D DN
     4.15%**                      10/01/98         2,400          2,400,000
   Peninsula Port Authority of Virginia IDA
     RB (AlliedSignal, Inc. Project)
     Series 1993 DN
     3.80%**                      10/07/98         1,000          1,000,000
   Peninsula Port Authority of Virginia
     Port Facility Refunding RB (CSX
     Transportation, Inc. Project)
     Series 1992 MB
     3.45%                        11/06/98         1,000          1,000,000
   Peninsula Port Authority of Virginia
     Port Facility Refunding RB (Zeigler
     Coal Project) Series 1997 DN
     4.25%**                      10/07/98         6,600          6,600,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1986 MB
     3.65%                        11/09/98           300            300,000
   Prince William County IDA RB (Colonial
     Investments Facility Project)
     Series 1996 DN
     4.30%**                      10/07/98         3,195          3,195,000
   Richmond IDA RB (Halifax Paper
     Board Co. Project) Series 1990 DN
     3.65%**                      10/07/98           486            486,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                  PAR
AS OF SEPTEMBER 30, 1998          MATURITY       (000)             VALUE
                                  --------      --------        -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Richmond IDA RB (PM Beef Project)
     Series 1997 DN
     4.35%**                      10/07/98       $ 3,400        $ 3,400,000
   Richmond Redevelopment & Housing
     Authority RB (Old Manchester Project)
     Series 1998 MB
     3.60%                        03/01/99           760            760,000
   Virginia College Building Authority
     Educational Facilities RB (University of
     Richmond Project) Series 1996 DN
     3.60%**                      10/07/98         1,000          1,000,000
   Virginia Housing Development Authority
     Housing RB (AHC Service Corp.;
     Woodbury Park Project)
     Series 1987A DN
     4.25%**                      10/07/98         1,070          1,070,000
   Virginia Resource Authority RB (Henrico
     County Project) Series 1997 DN
     4.00%**                      10/07/98         2,000          2,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal Development
     Group Project) Series 1989 DN
     3.65%**                      10/07/98           195            195,000
   Virginia State Public School Authority
     Special Obligation Refunding RB
     (Henrico County School Financing
     Board Project) Series 1990 MB
     6.80%                        01/15/99           450            462,645
   York County IDA PCRB (Virginia Electric
     & Power Co. Project) Series 1985 MB
     3.65%                        11/09/98           200            200,000
                                                                -----------
                                                                 73,372,169
                                                                -----------
PUERTO RICO--10.2%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.12%**                      10/07/98         1,500          1,500,000
   Puerto Rico Highway and Transportation
     Authority Highway RB Series 1993X DN
     3.12%**                      10/01/98           400            400,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.60%**                      10/07/98         1,800          1,800,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                        12/01/98         1,500          1,500,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.60%                        09/01/99           600            600,000


                                                  PAR
                                  MATURITY       (000)            VALUE
                                  --------      --------       ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Tourist,
     Education, Medical, and
     Environmental Control Finance
     Authority RB (Ana G. Mendez
     University System Project)
     Series 1998 DN
     3.20%**                      10/07/98        $2,500        $ 2,500,000
                                                                -----------
                                                                  8,300,000
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $81,672,169*)                             99.8%         81,672,169


OTHER ASSETS IN EXCESS
   OF LIABILITIES                                   0.2%            187,767
                                                  ------        -----------
NET ASSETS (Equivalent to $1.00
   per share based on 77,812,659
   Institutional shares, 3,404,920
   Service shares and 642,949
   Investor A shares outstanding)                 100.0%        $81,859,936
                                                  ======        ===========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($81,859,936 (DIVIDE) 81,860,528)                                  $1.00
                                                                      =====
----------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

INVESTMENT ABBREVIATIONS
   BAN .................................Bond Anticipation Note
   DN .............................................Demand Note
   GO ......................................General Obligation
   IDA .......................Industrial Development Authority
   IDRB ...................Industrial Development Revenue Bond
   MB ..........................................Municipal Bond
   PCRB ........................Pollution Control Revenue Bond
   RB ............................................Revenue Bond
   TAN ..................................Tax Anticipation Note
   TECP ...........................Tax-Exempt Commercial Paper
   TRAN .....................Tax and Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS


                                                                                        U.S. TREASURY           MUNICIPAL
                                                                    MONEY MARKET         MONEY MARKET          MONEY MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 1998                                 PORTFOLIO            PORTFOLIO             PORTFOLIO
                                                                    ------------        -------------          ------------
INVESTMENT INCOME:
Interest .......................................................    $167,468,893          $55,958,686          $17,433,217
                                                                    ------------          -----------          -----------
EXPENSES:
Investment advisory fee ........................................      11,986,022            4,505,451            2,149,311
Administration fee .............................................       4,384,531            1,701,520              857,697
Custodian fee ..................................................         434,454              166,091               93,678
Transfer agent fee .............................................         860,661              353,241              171,190
Shareholder servicing fees .....................................       3,313,099            1,296,279              557,229
Shareholder processing fees ....................................       3,004,077            1,232,054              550,768
Distribution fees ..............................................           5,602                   --                  220
Legal and audit ................................................         250,178               74,288               35,630
Printing .......................................................         168,421               68,281               30,296
Registration fees and expenses .................................          75,218               45,989               54,952
Organization ...................................................              --                   --                   --
Trustees' fees and officer's salary ............................          46,611               18,622               10,765
Other ..........................................................         129,925               48,479               21,582
                                                                    ------------          -----------          -----------
                                                                      24,658,799            9,510,295            4,533,318
Less fees voluntarily waived and
   expenses reimbursed .........................................      (6,990,625)          (3,106,800)          (1,560,040)
                                                                    ------------          -----------          -----------
   Total expenses ..............................................      17,668,174            6,403,495            2,973,278
                                                                    ------------          -----------          -----------
Net investment income ..........................................     149,800,719           49,555,191           14,459,939
                                                                    ------------          -----------          -----------
Net realized gain (loss)
   on investments ..............................................          88,296              159,097               (3,318)
                                                                    ------------          -----------          -----------
Change in unrealized market discount ...........................              --                   --                  153
                                                                    ------------          -----------          -----------
Net increase in net assets resulting from
   operations ..................................................    $149,889,015          $49,714,288          $14,456,774
                                                                    ============          ===========          ===========


                                                  NEW JERSEY     NORTH CAROLINA         OHIO         PENNSYLVANIA       VIRGINIA
                                                  MUNICIPAL         MUNICIPAL        MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                 MONEY MARKET      MONEY MARKET     MONEY MARKET      MONEY MARKET     MONEY MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 1998              PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                 ------------    --------------     ------------     -------------     ------------
INVESTMENT INCOME:
Interest .....................................   $4,945,995        $6,867,122       $4,776,409        $21,835,079       $2,630,846
                                                 ----------        ----------       ----------        -----------       ----------
EXPENSES:
Investment advisory fee ......................      626,767           847,656          579,503          2,730,691          322,971
Administration fee ...........................      250,707           339,062          231,801          1,070,910          129,188
Custodian fee ................................       31,567            40,880           30,394            108,070           21,958
Transfer agent fee ...........................       60,873            77,554           56,623            200,619           33,742
Shareholder servicing fees ...................      220,576            37,307          150,511            630,882           11,153
Shareholder processing fees ..................      214,018            37,050          134,176            597,382           11,153
Distribution fees ............................           --                --               --                 --               --
Legal and audit ..............................       17,088            15,637           11,036             52,492            4,524
Printing .....................................       13,417            13,452            8,527             48,691            4,314
Registration fees and expenses ...............       30,959            30,355           13,537             45,294           20,256
Organization .................................           --             3,355            3,172              6,936           11,828
Trustees' fees and officer's salary ..........        6,621             8,665            5,653             10,814            6,612
Other ........................................        9,332            12,611            7,809             26,750            3,716
                                                 ----------        ----------       ----------        -----------       ----------
                                                  1,481,925         1,463,584        1,232,742          5,529,531          581,415
Less fees voluntarily waived and
   expenses reimbursed .......................     (514,629)         (829,685)        (461,480)        (1,955,651)        (346,299)
                                                 ----------        ----------       ----------        -----------       ----------
   Total expenses ............................      967,296           633,899          771,262          3,573,880          235,116
                                                 ----------        ----------       ----------        -----------       ----------
Net investment income ........................    3,978,699         6,233,223        4,005,147         18,261,199        2,395,730
                                                 ----------        ----------       ----------        -----------       ----------
Net realized gain (loss)
   on investments ............................          462                --          (16,540)            (1,050)            (402)
                                                 ----------        ----------       ----------        -----------       ----------
Change in unrealized market discount .........           --             1,458               --              2,581              (20)
                                                 ----------        ----------       ----------        -----------       ----------
Net increase in net assets resulting from
   operations ................................   $3,979,161        $6,234,681       $3,988,607        $18,262,730       $2,395,308
                                                 ==========        ==========       ==========        ===========       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 & 25

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              U.S. TREASURY
                                                        MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                                    -------------------------------   -------------------------------
                                                        FOR THE         FOR THE          FOR THE          FOR THE
                                                      YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                        9/30/98         9/30/97           9/30/98         9/30/97
                                                    --------------   --------------   --------------   --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................  $  149,800,719   $  135,537,515   $   49,555,191   $   51,500,503
    Net gain (loss) on investments ...............          88,296          (13,172)         159,097          121,380
                                                    --------------   --------------   --------------   --------------
  Net increase in net assets resulting
    from operations ..............................     149,889,015      135,524,343       49,714,288       51,621,883
                                                    --------------   --------------   --------------   --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .........................     (49,337,129)     (44,007,087)      (9,436,685)      (8,997,921)
    Service Shares ...............................     (85,254,049)     (80,683,555)     (37,061,973)     (41,357,884)
    Investor A Shares ............................     (15,177,945)     (10,833,065)      (3,056,533)      (1,144,698)
    Investor B Shares ............................         (21,163)          (7,259)              --               --
    Investor C Shares ............................         (10,433)          (6,549)              --               --
                                                    --------------   --------------   --------------   --------------
    Total distribution from net
      investment income ..........................    (149,800,719)    (135,537,515)     (49,555,191)     (51,500,503)
                                                    --------------   --------------   --------------   --------------
Distributions to shareholder from:
  Net realized gains:
    Institutional Shares .........................              --           (9,442)              --               --
    Service Shares ...............................              --          (21,525)              --               --
    Investor A Shares ............................              --           (2,469)              --               --
    Investor B Shares ............................              --               --               --               --
    Investor C Shares ............................              --              (12)              --               --
                                                    --------------   --------------   --------------   --------------
    Total distribution from net
      realized gains .............................              --          (33,448)              --               --
                                                    --------------   --------------   --------------   --------------
    Total distributions to shareholders ..........    (149,800,719)    (135,570,963)     (49,555,191)     (51,500,503)
                                                    --------------   --------------   --------------   --------------
Capital share transactions .......................     289,478,727      420,175,271      (76,171,119)     (91,771,684)
                                                    --------------   --------------   --------------   --------------
    Total increase (decrease) in
      net assets .................................     289,567,023      420,128,651     (76,012,022)      (91,650,304)

Net assets:
  Beginning of period ............................   2,745,160,041    2,325,031,390    1,041,627,562    1,133,277,866
                                                    --------------   --------------   --------------   --------------
  End of period ..................................  $3,034,727,064   $2,745,160,041   $  965,615,540   $1,041,627,562
                                                    ==============   ==============   ==============   ==============

                                                   MUNICIPAL                  NEW JERSEY MUNICIPAL       NORTH CAROLINA MUNICIPAL
                                             MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                             FOR THE        FOR THE          FOR THE        FOR THE        FOR THE       FOR THE
                                            YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                              9/30/98        9/30/97         9/30/98        9/30/97        9/30/98        9/30/97
                                           ------------   ------------    ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................ $ 14,459,939   $ 11,926,337    $  3,978,699   $  3,547,293   $  6,233,223   $  5,133,948
    Net gain (loss) on investments .......       (3,165)        (1,471)            462         (1,750)         1,458             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
  Net increase in net assets resulting
    from operations ......................   14,456,774     11,924,866       3,979,161      3,545,543      6,234,681      5,133,948
                                           ------------   ------------    ------------   ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .................   (3,592,924)    (1,739,614)       (446,371)      (145,925)    (5,484,220)    (4,808,688)
    Service Shares .......................  (10,687,842)   (10,075,399)     (2,668,058)    (2,765,162)      (741,593)      (319,534)
    Investor A Shares ....................     (178,559)      (111,309)       (864,269)      (635,927)        (7,410)        (5,726)
    Investor B Shares ....................           --             --              (1)          (279)            --             --
    Investor C Shares ....................         (614)           (15)             --             --             --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
    Total distribution from net
      investment income ..................  (14,459,939)   (11,926,337)     (3,978,699)    (3,547,293)    (6,233,223)    (5,133,948)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Distributions to shareholder from:
  Net realized gains:
    Institutional Shares .................           --             --              --             --             --             --
    Service Shares .......................           --             --              --             --             --             --
    Investor A Shares ....................           --             --              --             --             --             --
    Investor B Shares ....................           --             --              --             --             --             --
    Investor C Shares ....................           --             --              --             --             --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
    Total distribution from net
      realized gains .....................           --             --              --             --             --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
    Total distributions to shareholders ..  (14,459,939)   (11,926,337)     (3,978,699)    (3,547,293)    (6,233,223)    (5,133,948)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Capital share transactions ...............    1,286,625     87,735,153      17,499,690     44,352,117     29,868,127     51,994,775
                                           ------------   ------------    ------------   ------------   ------------   ------------
    Total increase (decrease) in
      net assets .........................    1,283,460     87,733,682      17,500,152     44,350,367     29,869,585     51,994,775

Net assets:
  Beginning of period ....................  395,137,184    307,403,502     130,417,412     86,067,045    171,665,621    119,670,846
                                           ------------   ------------    ------------   ------------   ------------   ------------
  End of period .......................... $396,420,644   $395,137,184    $147,917,564   $130,417,412   $201,535,206   $171,665,621
                                           ============   ============    ============   ============   ============   ============

                                                 OHIO MUNICIPAL           PENNSYLVANIA MUNICIPAL         VIRGINIA MUNICIPAL
                                             MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO
                                           --------------------------   ---------------------------   -------------------------
                                             FOR THE        FOR THE       FOR THE        FOR THE       FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                              9/30/98        9/30/97       9/30/98        9/30/97       9/30/98        9/30/97
                                           ------------   -----------   ------------   ------------   -----------   -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................ $  4,005,147   $ 3,560,194   $ 18,261,199   $ 16,711,829   $ 2,395,730   $ 2,065,463
    Net gain (loss) on investments .......      (16,540)       (4,223)         1,531         (3,354)         (422)           --
                                           ------------   -----------   ------------   ------------   -----------   -----------
  Net increase in net assets resulting
    from operations ......................    3,988,607     3,555,971     18,262,730     16,708,475     2,395,308     2,065,463
                                           ------------   -----------   ------------   ------------   -----------   -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .................   (1,363,131)   (1,473,315)    (8,341,719)    (6,828,405)   (2,187,105)   (1,730,341)
    Service Shares .......................   (2,124,586)   (1,760,658)    (6,846,156)    (7,261,869)     (182,287)     (323,693)
    Investor A Shares ....................     (517,430)     (326,221)    (3,073,324)    (2,621,555)      (26,338)      (11,429)
    Investor B Shares ....................           --            --             --             --            --            --
    Investor C Shares ....................           --            --             --             --            --            --
                                           ------------   -----------   ------------   ------------   -----------   -----------
    Total distribution from net
      investment income ..................   (4,005,147)   (3,560,194)   (18,261,199)   (16,711,829)   (2,395,730)   (2,065,463)
                                           ------------   -----------   ------------   ------------   -----------   -----------
Distributions to shareholder from:
  Net realized gains:
    Institutional Shares .................           --            --             --             --            --            --
    Service Shares .......................           --            --             --             --            --            --
    Investor A Shares ....................           --            --             --             --            --            --
    Investor B Shares ....................           --            --             --             --            --            --
    Investor C Shares ....................           --            --             --             --            --            --
                                           ------------   -----------   ------------   ------------   -----------   -----------
    Total distribution from net
      realized gains .....................           --            --             --             --            --            --
                                           ------------   -----------   ------------   ------------   -----------   -----------
    Total distributions to shareholders ..   (4,005,147)   (3,560,194)   (18,261,199)   (16,711,829)   (2,395,730)   (2,065,463)
                                           ------------   -----------   ------------   ------------   -----------   -----------
Capital share transactions ...............   24,836,540    13,637,975    (27,011,532)    75,413,464    12,686,340    15,653,396
                                           ------------   -----------   ------------   ------------   -----------   -----------
    Total increase (decrease) in
      net assets .........................   24,820,000    13,633,752    (27,010,001)    75,410,110    12,685,918    15,653,396

Net assets:
  Beginning of period ....................   97,774,871    84,141,119    561,853,540    486,443,430    69,174,018    53,520,622
                                           ------------   -----------   ------------   ------------   -----------   -----------
  End of period .......................... $122,594,871   $97,774,871   $534,843,539   $561,853,540   $81,859,936   $69,174,018
                                           ============   ===========   ============   ============   ===========   ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 & 27

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                     DISTRIBUTIONS       NET                      NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                   ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                   END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF      TOTAL        PERIOD
FOR THE PERIOD ENDED         OF PERIOD      INCOME         INCOME           GAINS         PERIOD     RETURN         (000)
===============================================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0532       $(0.0532)         $0.00          $1.00       5.46%     $1,858,165
9/30/97                         1.00         0.0529        (0.0529)          0.00           1.00       5.42         878,566
9/30/96                         1.00         0.0533        (0.0533)          0.00           1.00       5.46         587,730
9/30/95                         1.00         0.0564        (0.0564)          0.00           1.00       5.79         654,157
9/30/94                         1.00         0.0359        (0.0359)          0.00           1.00       3.64         502,972

SERVICE CLASS
9/30/98                        $1.00        $0.0502       $(0.0502)         $0.00          $1.00       5.14%     $  808,962
9/30/97                         1.00         0.0499        (0.0499)          0.00           1.00       5.11       1,610,315
9/30/96                         1.00         0.0503        (0.0503)          0.00           1.00       5.15       1,575,064
9/30/95                         1.00         0.0534        (0.0534)          0.00           1.00       5.48       1,194,017
9/30/94                         1.00         0.0333        (0.0333)          0.00           1.00       3.37         575,948

INVESTOR A CLASS
9/30/98                        $1.00        $0.0495       $(0.0495)         $0.00          $1.00       5.06%     $  365,458
9/30/97                         1.00         0.0491        (0.0491)          0.00           1.00       5.02         256,039
9/30/96                         1.00         0.0485        (0.0485)          0.00           1.00       4.96         162,099
9/30/95                         1.00         0.0511        (0.0511)          0.00           1.00       5.23          10,185
9/30/94                         1.00         0.0308        (0.0308)          0.00           1.00       3.12           4,342

INVESTOR B CLASS
9/30/98                        $1.00        $0.0426       $(0.0426)         $0.00          $1.00       4.34%     $    1,805
9/30/97                         1.00         0.0424        (0.0424)          0.00           1.00       4.32             238
9/30/96                         1.00         0.0426        (0.0426)          0.00           1.00       4.34             138
9/15/95 1 through 9/30/95       1.00         0.0020        (0.0020)          0.00           1.00       0.20              27

INVESTOR C CLASS
9/30/98                        $1.00        $0.0426       $(0.0426)         $0.00          $1.00       4.34%     $      337
10/17/96 1 through 9/30/97      1.00         0.0390        (0.0390)          0.00           1.00       3.97               2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
Institutional Class
9/30/98                        $1.00        $0.0519       $(0.0519)         $0.00          $1.00       5.32%     $  297,161
9/30/97                         1.00         0.0515        (0.0515)          0.00           1.00       5.27         162,052
9/30/96                         1.00         0.0519        (0.0519)          0.00           1.00       5.32         167,193
9/30/95                         1.00         0.0555        (0.0555)          0.00           1.00       5.69         120,540
9/30/94                         1.00         0.0357        (0.0357)          0.00           1.00       3.63          37,519

SERVICE CLASS
9/30/98                        $1.00        $0.0489       $(0.0489)         $0.00          $1.00       5.00%     $  596,644
9/30/97                         1.00         0.0485        (0.0485)          0.00           1.00       4.93         836,151
9/30/96                         1.00         0.0489        (0.0489)          0.00           1.00       5.00         955,454
9/30/95                         1.00         0.0525        (0.0525)          0.00           1.00       5.38         550,959
9/30/94                         1.00         0.0331        (0.0331)          0.00           1.00       3.36         372,883

INVESTOR A CLASS
9/30/98                        $1.00        $0.0476       $(0.0476)         $0.00          $1.00       4.87%     $   71,811
9/30/97                         1.00         0.0468        (0.0468)          0.00           1.00       4.75          43,425
9/30/96                         1.00         0.0467        (0.0467)          0.00           1.00       4.77          10,630
9/30/95                         1.00         0.0501        (0.0501)          0.00           1.00       5.13           1,285
9/30/94                         1.00         0.0309        (0.0309)          0.00           1.00       3.11           1,656

                                                                                        RATIO OF NET
                                              RATIO OF EXPENSES                       INVESTMENT INCOME
                                 RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED              ASSETS          WAIVERS)             ASSETS             WAIVERS)
=======================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/98                            0.39%             0.63%               5.32%              5.08%
9/30/97                            0.32              0.65                5.30               4.97
9/30/96                            0.29              0.65                5.34               4.98
9/30/95                            0.27              0.64                5.66               5.28
9/30/94                            0.25              0.66                3.64               3.23

SERVICE CLASS
9/30/98                            0.69%             0.93%               5.03%              4.79%
9/30/97                            0.61              0.94                4.99               4.66
9/30/96                            0.59              0.95                5.00               4.64
9/30/95                            0.57              0.94                5.35               4.98
9/30/94                            0.51              0.92                3.35               2.95

INVESTOR A CLASS
9/30/98                            0.77%             1.01%               4.94%              4.70%
9/30/97                            0.70              1.03                4.92               4.59
9/30/96                            0.74              1.10                4.81               4.45
9/30/95                            0.81              1.19                5.15               4.78
9/30/94                            0.75              1.16                3.39               2.98

INVESTOR B CLASS
9/30/98                            1.48%             1.72%               4.22%              3.98%
9/30/97                            1.39              1.72                4.26               3.93
9/30/96                            1.36              1.73                4.18               3.82
9/15/95 1 through 9/30/95          1.34 2            1.72 2              4.58 2             4.20 2

INVESTOR C CLASS
9/30/98                            1.49%             1.73%               4.22%              3.98%
10/17/96 1 through 9/30/97         1.50 2            1.83 2              4.01 2             3.68 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
Institutional Class
9/30/98                            0.38%             0.69%               5.19%              4.88%
9/30/97                            0.31              0.69                5.15               4.77
9/30/96                            0.29              0.69                5.18               4.78
9/30/95                            0.27              0.69                5.64               5.22
9/30/94                            0.25              0.70                3.69               3.24

SERVICE CLASS
9/30/98                            0.68%             0.99%               4.90%              4.59%
9/30/97                            0.61              0.99                4.85               4.47
9/30/96                            0.59              0.99                4.84               4.45
9/30/95                            0.57              0.98                5.27               4.85
9/30/94                            0.52              0.97                3.42               2.97

INVESTOR A CLASS
9/30/98                            0.81%             1.12%               5.57%              5.26%
9/30/97                            0.78              1.16                4.70               4.32
9/30/96                            0.79              1.19                4.60               4.20
9/30/95                            0.80              1.21                5.03               4.62
9/30/94                            0.75              1.20                3.60               3.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 & 29

                                 BLACKROCK FUNDS

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                     DISTRIBUTIONS       NET                      NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                   ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                   END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF      TOTAL        PERIOD
FOR THE PERIOD ENDED         OF PERIOD      INCOME         INCOME           GAINS         PERIOD     RETURN         (000)
===============================================================================================================================
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0327       $(0.0327)         $0.00          $1.00      3.32%       $246,733
9/30/97                         1.00         0.0337        (0.0337)          0.00           1.00      3.42          58,747
9/30/96                         1.00         0.0339        (0.0339)          0.00           1.00      3.41          43,936
9/30/95                         1.00         0.0364        (0.0364)          0.00           1.00      3.70          53,778
9/30/94                         1.00         0.0246        (0.0246)          0.00           1.00      2.48          30,608

SERVICE CLASS
9/30/98                        $1.00        $0.0297       $(0.0297)         $0.00          $1.00      3.01%       $140,155
9/30/97                         1.00         0.0307        (0.0307)          0.00           1.00      3.11         327,910
9/30/96                         1.00         0.0309        (0.0309)          0.00           1.00      3.10         261,617
9/30/95                         1.00         0.0334        (0.0334)          0.00           1.00      3.39         265,629
9/30/94                         1.00         0.0219        (0.0219)          0.00           1.00      2.20         133,358

INVESTOR A CLASS
9/30/98                        $1.00        $0.0280       $(0.0280)         $0.00          $1.00      2.83%       $  9,227
9/30/97                         1.00         0.0290        (0.0290)          0.00           1.00      2.93           8,468
9/30/96                         1.00         0.0288        (0.0288)          0.00           1.00      2.88           1,851
9/30/95                         1.00         0.0311        (0.0311)          0.00           1.00      3.15              20
9/30/94                         1.00         0.0193        (0.0193)          0.00           1.00      1.95              41

INVESTOR C CLASS
9/30/98                        $1.00        $0.0133       $(0.0133)         $0.00          $1.00      1.34%       $    306
9/12/97 1 through 9/30/97       1.00         0.0013        (0.0013)          0.00           1.00      0.13              12
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0319       $(0.0319)         $0.00          $1.00      3.24%       $ 68,771
9/30/97                         1.00         0.0323        (0.0323)          0.00           1.00      3.28           7,432
2/1/96 through 9/30/96          1.00         0.0207        (0.0207)          0.00           1.00      2.09             614
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00      3.07           4,195

SERVICE CLASS
9/30/98                        $1.00        $0.0289       $(0.0289)         $0.00          $1.00      2.93%       $ 35,152
9/30/97                         1.00         0.0293        (0.0293)          0.00           1.00      2.96         101,294
2/1/96 through 9/30/96          1.00         0.0187        (0.0187)          0.00           1.00      1.89          68,139
3/1/95 through 1/31/96          1.00         0.0300        (0.0300)          0.00           1.00      3.23          56,958
2/28/95                         1.00         0.0200        (0.0200)          0.00           1.00      2.46          43,610
2/28/94                         1.00         0.0200        (0.0200)          0.00           1.00      1.79          39,408

INVESTOR A CLASS
9/30/98                        $1.00        $0.0265       $(0.0265)         $0.00          $1.00      2.68%       $ 43,995
9/30/97                         1.00         0.0268        (0.0268)          0.00           1.00      2.71          21,691
2/1/96 through 9/30/96          1.00         0.0175        (0.0175)          0.00           1.00      1.76          17,314
1/16/96 1 through 1/31/96       1.00         0.0000        (0.0000)          0.00           1.00      2.66          21,662

INVESTOR B CLASS
5/13/98 5 through 9/30/98      $1.00        $0.0079       $(0.0079)         $0.00          $1.00      0.79%       $     --
3/20/97 1 through 9/30/97      $1.00        $0.0077       $(0.0077)         $0.00          $1.00      0.77%             -- 4

                                                                                      RATIO OF NET
                                            RATIO OF EXPENSES                       INVESTMENT INCOME
                               RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                              EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                             AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED            ASSETS          WAIVERS)             ASSETS             WAIVERS)
=====================================================================================================
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/98                         0.39%             0.71%               3.25%              2.93%
9/30/97                         0.31              0.72                3.36               2.95
9/30/96                         0.29              0.73                3.37               2.93
9/30/95                         0.27              0.71                3.64               3.20
9/30/94                         0.25              0.73                2.48               2.01

SERVICE CLASS
9/30/98                         0.69%             1.01%               2.96%              2.64%
9/30/97                         0.61              1.02                3.06               2.65
9/30/96                         0.59              1.03                3.08               2.64
9/30/95                         0.57              1.01                3.35               2.91
9/30/94                         0.51              0.99                2.18               1.71

INVESTOR A CLASS
9/30/98                         0.86%             1.18%               2.80%              2.48%
9/30/97                         0.79              1.20                2.92               2.51
9/30/96                         0.77              1.21                2.80               2.36
9/30/95                         0.79              1.23                3.08               2.64
9/30/94                         0.75              1.23                2.05               1.58

INVESTOR C CLASS
9/30/98                         1.47%             1.79%               2.08%              1.76%
9/12/97 1 through 9/30/97       1.32 2            1.73 2              2.63 2             2.22 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/98                         0.38%             0.75%               3.17%              2.80%
9/30/97                         0.32              0.76                3.27               2.83
2/1/96 through 9/30/96          0.29 2            0.78 2              3.07 2             2.58 2
1/16/96 1 through 1/31/96       0.29 2            0.78 2              3.07 2             2.58 2

SERVICE CLASS
9/30/98                         0.67%             1.04%               2.89%              2.52%
9/30/97                         0.61              1.05                2.93               2.49
2/1/96 through 9/30/96          0.59 2            1.08 2              2.82 2             2.33 2
3/1/95 through 1/31/96          0.70 2            0.74 2              3.17 2             3.13 2
2/28/95                         0.63              0.70                2.46               2.39
2/28/94                         0.65              0.72                1.77               1.70

INVESTOR A CLASS
9/30/98                         0.91%             1.28%               2.64%              2.27%
9/30/97                         0.86              1.30                2.68               2.24
2/1/96 through 9/30/96          0.78 2            1.27 2              2.63 2             2.15 2
1/16/96 1 through 1/31/96       0.71 2            1.20 2              2.66 2             2.17 2

INVESTOR B CLASS
5/13/98 5 through 9/30/98       1.44%             1.81%               2.12%              1.75%
3/20/97 1 through 9/30/97       1.37 2            1.81 2              2.35 2             1.91 2

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 & 31

                                 BLACKROCK FUNDS

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                     DISTRIBUTIONS       NET                      NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                   ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                   END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF      TOTAL        PERIOD
FOR THE PERIOD ENDED         OF PERIOD      INCOME         INCOME           GAINS         PERIOD     RETURN         (000)
===============================================================================================================================
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0335       $(0.0335)         $0.00          $1.00      3.40%       $181,984
9/30/97                         1.00         0.0334        (0.0334)          0.00           1.00      3.39         147,658
9/30/96                         1.00         0.0338        (0.0338)          0.00           1.00      3.43         112,097
9/30/95                         1.00         0.0359        (0.0359)          0.00           1.00      3.65          76,673
9/30/94                         1.00         0.0249        (0.0249)          0.00           1.00      2.52          69,673

SERVICE CLASS
9/30/98                        $1.00        $0.0305       $(0.0305)         $0.00          $1.00      3.09%       $ 19,306
9/30/97                         1.00         0.0304        (0.0304)          0.00           1.00      3.08          23,704
9/30/96                         1.00         0.0308        (0.0308)          0.00           1.00      3.12           7,463
11/1/94 5 through 9/30/95       1.00         0.0305        (0.0305)          0.00           1.00      3.11           1,841
4/29/94 1 through 9/30/94       1.00         0.0099        (0.0099)          0.00           1.00      0.99              -- 3

INVESTOR A CLASS
9/30/98                        $1.00        $0.0288       $(0.0288)         $0.00          $1.00      2.92%        $   245
9/30/97                         1.00         0.0287        (0.0287)          0.00           1.00      2.91             304
9/30/96                         1.00         0.0286        (0.0286)          0.00           1.00      2.90             111
2/14/95 1 through 9/30/95       1.00         0.0194        (0.0194)          0.00           1.00      1.95              53
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0334       $(0.0334)         $0.00          $1.00      3.39%       $ 48,614
9/30/97                         1.00         0.0340        (0.0340)          0.00           1.00      3.45          23,739
9/30/96                         1.00         0.0346        (0.0346)          0.00           1.00      3.52          32,944
9/30/95                         1.00         0.0363        (0.0363)          0.00           1.00      3.69          23,679
9/30/94                         1.00         0.0252        (0.0252)          0.00           1.00      2.55          10,521

SERVICE CLASS
9/30/98                        $1.00        $0.0304       $(0.0304)         $0.00          $1.00      3.08%       $ 58,077
9/30/97                         1.00         0.0310        (0.0310)          0.00           1.00      3.15          58,160
9/30/96                         1.00         0.0316        (0.0316)          0.00           1.00      3.21          45,525
9/30/95                         1.00         0.0333        (0.0333)          0.00           1.00      3.38          49,857
9/30/94                         1.00         0.0225        (0.0225)          0.00           1.00      2.27          44,066

INVESTOR A CLASS
9/30/98                        $1.00        $0.0286       $(0.0286)         $0.00          $1.00      2.90%       $ 15,904
9/30/97                         1.00         0.0292        (0.0292)          0.00           1.00      2.96          15,876
9/30/96                         1.00         0.0293        (0.0293)          0.00           1.00      2.98           5,672
9/30/95                         1.00         0.0310        (0.0310)          0.00           1.00      3.15              75
10/5/93 1 through 9/30/94       1.00         0.0199        (0.0199)          0.00           1.00      2.01              28
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0322       $(0.0322)         $0.00          $1.00      3.27%       $350,249
9/30/97                         1.00         0.0332        (0.0332)          0.00           1.00      3.37         229,164
9/30/96                         1.00         0.0334        (0.0334)          0.00           1.00      3.40         198,822
9/30/95                         1.00         0.0355        (0.0355)          0.00           1.00      3.61         233,413
9/30/94                         1.00         0.0247        (0.0247)          0.00           1.00      2.49         158,102

                                                                                          RATIO OF NET
                                                RATIO OF EXPENSES                       INVESTMENT INCOME
                                   RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                  EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                                 AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED                ASSETS          WAIVERS)             ASSETS             WAIVERS)
=========================================================================================================
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/98                             0.29%             0.74%               3.35%              2.90%
9/30/97                             0.28              0.73                3.34               2.89
9/30/96                             0.25              0.74                3.33               2.84
9/30/95                             0.21              0.74                3.61               3.08
9/30/94                             0.10              0.76                2.53               1.87

SERVICE CLASS
9/30/98                             0.60%             1.05%               3.04%              2.59%
9/30/97                             0.60              1.05                3.04               2.59
9/30/96                             0.55              1.04                3.06               2.56
11/1/94 5 through 9/30/95           0.55 2            1.08 2              3.34 2             2.81 2
4/29/94 1 through 9/30/94           0.36 2            1.02 2              2.54 2             1.87 2

INVESTOR A CLASS
9/30/98                             0.76%             1.21%               2.88%              2.43%
9/30/97                             0.76              1.21                2.88               2.43
9/30/96                             0.76              1.25                2.83               2.34
2/14/95 1 through 9/30/95           0.83 2            1.36 2              3.05 2             2.52 2
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/98                             0.36%             0.72%               3.36%              3.00%
9/30/97                             0.30              0.73                3.37               2.94
9/30/96                             0.29              0.75                3.47               3.01
9/30/95                             0.27              0.73                3.66               3.20
9/30/94                             0.13              0.77                2.56               1.93

SERVICE CLASS
9/30/98                             0.67%             1.03%               3.04%              2.68%
9/30/97                             0.61              1.03                3.10               2.68
9/30/96                             0.59              1.05                3.17               2.71
9/30/95                             0.57              1.03                3.35               2.89
9/30/94                             0.40              1.04                2.29               1.65

INVESTOR A CLASS
9/30/98                             0.85%             1.21%               2.86%              2.50%
9/30/97                             0.79              1.21                2.92               2.50
9/30/96                             0.79              1.25                2.88               2.42
9/30/95                             0.80              1.26                3.02               2.56
10/5/93 1 through 9/30/94           0.62 2            1.26 2              1.94 2             1.30 2
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/98                             0.39%             0.71%               3.19%              2.87%
9/30/97                             0.30              0.70                3.31               2.91
9/30/96                             0.29              0.71                3.34               2.92
9/30/95                             0.26              0.68                3.54               3.12
9/30/94                             0.16              0.73                2.64               2.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 & 33

                                 BLACKROCK FUNDS

                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                     DISTRIBUTIONS       NET                      NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                   ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                   END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF      TOTAL        PERIOD
FOR THE PERIOD ENDED         OF PERIOD      INCOME         INCOME           GAINS         PERIOD     RETURN         (000)
===============================================================================================================================
---------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------------------
Service Class
9/30/98                        $1.00        $0.0292       $(0.0292)         $0.00          $1.00      2.97%       $ 73,735
9/30/97                         1.00         0.0302        (0.0302)          0.00           1.00      3.06         234,472
9/30/96                         1.00         0.0304        (0.0304)          0.00           1.00      3.04         224,197
9/30/95                         1.00         0.0325        (0.0325)          0.00           1.00      3.33         147,739
9/30/94                         1.00         0.0221        (0.0221)          0.00           1.00      2.24          60,560

INVESTOR A CLASS
9/30/98                        $1.00        $0.0276       $(0.0276)         $0.00          $1.00      2.80%       $110,860
9/30/97                         1.00         0.0285        (0.0285)          0.00           1.00      2.89          98,218
9/30/96                         1.00         0.0281        (0.0281)          0.00           1.00      2.90          63,424
9/30/95                         1.00         0.0302        (0.0302)          0.00           1.00      3.06             750
12/28/93 1 through 9/30/94      1.00         0.0153        (0.0153)          0.00           1.00      1.58             139
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/98                        $1.00        $0.0338       $(0.0338)         $0.00          $1.00      3.43%       $ 77,812
9/30/97                         1.00         0.0347        (0.0347)          0.00           1.00      3.53          62,834
9/30/96                         1.00         0.0348        (0.0348)          0.00           1.00      3.54          38,553
9/30/95                         1.00         0.0368        (0.0368)          0.00           1.00      3.74          24,409
7/25/94 1 through 9/30/94       1.00         0.0053        (0.0053)          0.00           1.00      0.53          13,831

SERVICE CLASS
9/30/98                        $1.00        $0.0308       $(0.0308)         $0.00          $1.00      3.13%       $  3,405
9/30/97                         1.00         0.0317        (0.0317)          0.00           1.00      3.22           5,244
9/30/96                         1.00         0.0318        (0.0318)          0.00           1.00      3.25          14,968
10/11/94 1 through 9/30/95      1.00         0.0330        (0.0330)          0.00           1.00      3.35             821

INVESTOR A CLASS
9/30/98                        $1.00        $0.0280       $(0.0280)         $0.00          $1.00      2.84%       $    643
5/27/97 1 through 9/30/97       1.00         0.0102        (0.0102)          0.00           1.00      1.03           1,096

                                                                                     RATIO OF NET
                                           RATIO OF EXPENSES                       INVESTMENT INCOME
                              RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                             EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                            AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
FOR THE PERIOD ENDED           ASSETS          WAIVERS)             ASSETS             WAIVERS)
====================================================================================================
---------------------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------------------
Service Class
9/30/98                        0.69%             1.01%               2.92%              2.60%
9/30/97                        0.61              1.01                3.01               2.61
9/30/96                        0.59              1.01                3.02               2.59
9/30/95                        0.57              0.99                3.29               2.87
9/30/94                        0.42              0.99                2.31               1.75

INVESTOR A CLASS
9/30/98                        0.85%             1.17%               2.75%              2.43%
9/30/97                        0.77              1.17                2.85               2.45
9/30/96                        0.81              1.23                2.81               2.39
9/30/95                        0.82              1.24                3.03               2.61
12/28/93 1 through 9/30/94     0.65 2            1.22 2              2.11 2             1.54 2
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/98                        0.30%             0.77%               3.37%              2.90%
9/30/97                        0.22              0.81                3.49               2.90
9/30/96                        0.14              0.82                3.47               2.79
9/30/95                        0.10              0.95                3.71               2.86
7/25/94 1 through 9/30/94      0.10 2            1.02 2              2.89 2             1.97 2

SERVICE CLASS
9/30/98                        0.60%             1.07%               3.08%              2.61%
9/30/97                        0.48              1.07                3.12               2.53
9/30/96                        0.45              1.12                3.05               2.38
10/11/94 1 through 9/30/95     0.40 2            1.25 2              3.50 2             2.65 2

INVESTOR A CLASS
9/30/98                        0.87%             1.34%               2.85%              2.38%
5/27/97 1 through 9/30/97      0.86 2            1.45 2              2.95 2             2.36 2

1 Commencement of operations of share class.
2 Annualized.
3 There were no Service Shares outstanding as of September 30, 1994. 4 There were no Investor B shares outstanding as of September 30, 1997. 5 Reissuance of shares.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 & 35

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock  Funds(SERVICE  MARK) ("the Fund")  (formerly The Compass Capital
Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 35 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


|------------------------------------------------------------------------------------------------------------------------|
|           Portfolio                    |                                                            Share Classes      |
|------------------------------------------------------------------------------------------------------------------------|
|                                        |     Institutional        |        Service          |       Investor A         |
|------------------------------------------------------------------------------------------------------------------------|
|                                        | Contractual |  Actual    | Contractual |  Actual   |  Contractual |  Actual   |
|                                        |    Fees     | Fees (4)   |   Fees (1)  | Fees (4)  |    Fees (2)  | Fees (4)  |
|------------------------------------------------------------------------------------------------------------------------|
| Money Market                           |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.40%   |
|------------------------------------------------------------------------------------------------------------------------|
| U.S. Treasury Money Market             |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.40%   |
|------------------------------------------------------------------------------------------------------------------------|
| Municipal Money Market                 |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.40%   |
|------------------------------------------------------------------------------------------------------------------------|
| New Jersey Municipal Money Market      |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.48%   |
|------------------------------------------------------------------------------------------------------------------------|
| North Carolina Municipal Money Market  |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.40%   |
|------------------------------------------------------------------------------------------------------------------------|
| Ohio Municipal Money Market            |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.41%   |
|------------------------------------------------------------------------------------------------------------------------|
| Pennsylvania Municipal Money Market    |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.47%   |
|------------------------------------------------------------------------------------------------------------------------|
| Virginia Municipal Money Market        |    None     |   None     |    0.30%    |  0.30%    |      0.50%   |   0.50%   |
|------------------------------------------------------------------------------------------------------------------------|


|-------------------------------------------------------------------------------------------------|
|           Portfolio                    |                                                        |
|-------------------------------------------------------------------------------------------------|
|                                        |        Investor B         |        Investor C          |
|-------------------------------------------------------------------------------------------------|
|                                        |  Contractual |   Actual   |  Contractual  |   Actual   |
|                                        |   Fees (3)   |  Fees (4)  |    Fees (3)   |  Fees (4)  |
|-------------------------------------------------------------------------------------------------|
| Money Market                           |     1.15%    |    1.00%   |      1.15%    |    1.00%   |
|-------------------------------------------------------------------------------------------------|
| U.S. Treasury Money Market             |     1.15%    |     N/A    |      1.15%    |     N/A    |
|-------------------------------------------------------------------------------------------------|
| Municipal Money Market                 |     1.15%    |     N/A    |      1.15%    |    1.00%   |
|-------------------------------------------------------------------------------------------------|
| New Jersey Municipal Money Market      |     1.15%    |    1.00%   |      1.15%    |     N/A    |
|-------------------------------------------------------------------------------------------------|
| North Carolina Municipal Money Market  |     1.15%    |     N/A    |      1.15%    |     N/A    |
|-------------------------------------------------------------------------------------------------|
| Ohio Municipal Money Market            |     1.15%    |     N/A    |      1.15%    |     N/A    |
|-------------------------------------------------------------------------------------------------|
| Pennsylvania Municipal Money Market    |     1.15%    |     N/A    |      1.15%    |     N/A    |
|-------------------------------------------------------------------------------------------------|
| Virginia Municipal Money Market        |     1.15%    |     N/A    |      1.15%    |     N/A    |
|-------------------------------------------------------------------------------------------------|

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1998.


In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal

                                 BLACKROCK FUNDS

income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. (formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for all the Portfolios. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation), a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-adviser to the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the year ended September 30, 1998, advisory fees and waivers for each Portfolio were as follows:

                                                                           GROSS                             NET
                                                                       ADVISORY FEE      WAIVER        ADVISORY FEE
                                                                       ------------    ----------      ------------
     Money Market Portfolio ........................................   $11,986,022     $6,987,627       $4,998,395
     U.S. Treasury Money Market Portfolio ..........................     4,505,451      3,046,939        1,458,512
     Municipal Money Market Portfolio ..............................     2,149,311      1,560,040          589,271
     New Jersey Municipal Money Market Portfolio ...................       626,767        510,969          115,798
     North Carolina Municipal Money Market Portfolio ...............       847,656        779,725           67,931
     Ohio Municipal Money Market Portfolio .........................       579,503        460,258          119,245
     Pennsylvania Municipal Money Market Portfolio .................     2,730,691      1,955,651          775,040
     Virginia Municipal Money Market Portfolio .....................       322,971        310,634           12,337

     BlackRock Advisors, Inc. pays BIMC for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .18% of the first $500 million, .16% of the next $500 million, .14% of the next $1 billion and .13% of average daily net assets in excess of $2 billion.

     PFPC,   BlackRock  Advisors,   Inc.  and  BDI  may,  at  their  discretion,
voluntarily waive all or any portion of their administration fees for any Portfolio. For the year ended September 30, 1998, administration fees and waivers for each Portfolio were as follows:

                                                                         GROSS                                NET
                                                                    ADMINISTRATION                      ADMINISTRATION
                                                                          FEE            WAIVER               FEE
                                                                    --------------       -------        --------------
     Money Market Portfolio ........................................   $4,384,531        $ 2,998         $4,381,533
     U.S. Treasury Money Market Portfolio ..........................    1,701,520         59,861          1,641,659
     Municipal Money Market Portfolio ..............................      857,697             --            857,697
     New Jersey Municipal Money Market Portfolio ...................      250,707          3,660            247,047
     North Carolina Municipal Money Market Portfolio ...............      339,062         49,960            289,102
     Ohio Municipal Money Market Portfolio .........................      231,801          1,222            230,579
     Pennsylvania Municipal Money Market Portfolio .................    1,070,910             --          1,070,910
     Virginia Municipal Money Market Portfolio .....................      129,188         35,665             93,523

                                 BLACKROCK FUNDS

     In addition, PNC Bank, National Association ("PNC Bank") serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

     BlackRock Advisors, Inc., BIMC, PFPC, and BDI have also agreed for the year ended September 30, 1998 to reimburse each Portfolio for the amount, if any, by which the total operating and management expense of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the year ended September 30, 1998.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of Shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                               MONEY MARKET PORTFOLIO
                                                       ------------------------------------
                                                       FOR THE YEAR         FOR THE YEAR
                                                           ENDED                ENDED
                                                          9/30/98              9/30/97
                                                       ---------------      ---------------
Shares sold:
     Institutional Class ...........................   $ 2,510,904,701      $ 1,685,386,332
     Service Class .................................     3,267,936,137        3,666,582,530
     Investor A Class ..............................       676,723,074          476,622,866
     Investor B Class ..............................         2,530,449              907,200
     Investor C Class ..............................           946,664            1,176,081
Shares issued in reinvestment of dividends:
     Institutional Class ...........................           306,762              232,221
     Service Class .................................         7,205,011            7,520,238
     Investor A Class ..............................        14,652,032           10,382,083
     Investor B Class ..............................            15,628                5,725
     Investor C Class ..............................             8,209                  593
Shares redeemed:
     Institutional Class ...........................    (1,531,603,582)      (1,394,768,940)
     Service Class .................................    (4,076,598,378)      (3,638,822,450)
     Investor A Class ..............................      (581,949,740)        (393,060,769)
     Investor B Class ..............................          (978,676)            (813,928)
     Investor C Class ..............................          (619,564)          (1,174,511)
                                                       ---------------      ---------------
     Net increase ..................................   $   289,478,727      $   420,175,271
                                                       ===============      ===============

                                 BLACKROCK FUNDS

                                                                 U.S. TREASURY MONEY
                                                                   MARKET PORTFOLIO
                                                       ------------------------------------
                                                         FOR THE YEAR         FOR THE YEAR
                                                            ENDED                ENDED
                                                           9/30/98              9/30/97
                                                       ---------------      ---------------
Shares sold:
     Institutional Class ...........................   $   832,070,282      $ 1,713,360,508
     Service Class .................................     2,146,642,590        2,540,717,939
     Investor A Class ..............................       171,010,303          114,806,287
Shares issued in reinvestment of dividends:
     Institutional Class ...........................            43,378              104,888
     Service Class .................................         2,692,251            3,201,277
     Investor A Class ..............................         2,912,580            1,032,771
Shares redeemed:
     Institutional Class ...........................      (697,032,232)      (1,718,626,346)
     Service Class .................................    (2,388,962,298)      (2,663,322,940)
     Investor A Class ..............................      (145,547,973)         (83,046,068)
                                                       ---------------      ---------------
     Net decrease ..................................   $   (76,171,119)     $   (91,771,684)
                                                       ===============      ===============

                                                                 MUNICIPAL MONEY
                                                                MARKET PORTFOLIO
                                                       ------------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                            ENDED                ENDED
                                                           9/30/98              9/30/97
                                                       ---------------      ---------------
Shares sold:
     Institutional Class ...........................   $   546,473,646      $   317,120,148
     Service Class .................................     1,026,869,769        1,122,149,234
     Investor A Class ..............................        39,593,819           17,412,192
     Investor C Class ..............................           305,586               11,754
Shares issued in reinvestment of dividends:
     Institutional Class ...........................                --                   --
     Service Class .................................         2,065,608            1,174,707
     Investor A Class ..............................           179,254               98,289
     Investor C Class ..............................               119                   --
Shares redeemed:
     Institutional Class ...........................      (358,486,165)        (302,308,518)
     Service Class .................................    (1,216,688,846)      (1,057,028,541)
     Investor A Class ..............................       (39,014,287)         (10,894,112)
     Investor C Class ..............................           (11,878)                  --
                                                       ---------------      ---------------
     Net increase ..................................   $     1,286,625      $    87,735,153
                                                       ===============      ===============

                                 BLACKROCK FUNDS

                                                              NEW JERSEY MUNICIPAL
                                                             MONEY MARKET PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                           ENDED                ENDED
                                                          9/30/98             9/30/97
                                                       -------------        -------------
Shares sold:
     Institutional Class ...........................   $ 116,435,928        $  34,299,530
     Service Class .................................     124,130,716          137,822,928
     Investor A Class ..............................     125,044,352          113,438,058
     Investor B Class ..............................             100                   --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................          57,896               17,627
     Service Class .................................          99,423              152,805
     Investor A Class ..............................         845,821              630,724
     Investor B Class ..............................               1                   --
Shares redeemed:
     Institutional Class ...........................     (55,155,262)         (27,498,897)
     Service Class .................................    (190,373,134)        (104,815,699)
     Investor A Class ..............................    (103,586,101)        (109,694,959)
     Investor B Class ..............................             (50)                  --
                                                       -------------        -------------
     Net increase ..................................   $  17,499,690        $  44,352,117
                                                       =============        =============

                                                             NORTH CAROLINA MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                           ENDED                ENDED
                                                          9/30/98             9/30/97
                                                       -------------        -------------
Shares sold:
     Institutional Class ...........................   $ 545,618,487        $ 515,356,166
     Service Class .................................      72,622,006           57,557,439
     Investor A Class ..............................       7,409,137              198,135
Shares issued in reinvestment of dividends:
     Institutional Class ...........................              --                   --
     Service Class .................................          71,644              111,126
     Investor A Class ..............................           7,434                5,570
Shares redeemed:
     Institutional Class ...........................    (511,293,347)        (479,795,565)
     Service Class .................................     (77,091,688)         (41,427,596)
     Investor A Class ..............................      (7,475,546)             (10,500)
                                                       -------------        -------------
     Net increase ..................................   $  29,868,127        $  51,994,775
                                                       =============        =============

                                 BLACKROCK FUNDS

                                                                  OHIO MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                           ENDED                ENDED
                                                          9/30/98             9/30/97
                                                       -------------        -------------
Shares sold:
     Institutional Class ...........................   $ 414,685,160        $ 247,396,323
     Service Class .................................     159,193,335          119,579,274
     Investor A Class ..............................      36,700,772           27,674,576
Shares issued in reinvestment of dividends:
     Institutional Class ...........................           3,769               21,464
     Service Class .................................         848,456              594,159
     Investor A Class ..............................         515,271              318,914
Shares redeemed:
     Institutional Class ...........................    (389,809,601)        (256,621,447)
     Service Class .................................    (160,114,921)        (107,536,043)
     Investor A Class ..............................     (37,185,701)         (17,789,245)
                                                       -------------        -------------
     Net increase ..................................   $  24,836,540        $  13,637,975
                                                       =============        =============

                                                             PENNSYLVANIA MUNICIPAL
                                                             MONEY MARKET PORTFOLIO
                                                     ------------------------------------
                                                      FOR THE YEAR          FOR THE YEAR
                                                         ENDED                 ENDED
                                                        9/30/98               9/30/97
                                                     ---------------      ---------------
Shares sold:
     Institutional Class ........................... $ 1,298,202,042      $ 1,191,362,779
     Service Class .................................     491,105,327          387,153,573
     Investor A Class ..............................     410,558,185          413,488,333
Shares issued in reinvestment of dividends:
     Institutional Class ...........................          92,480              108,317
     Service Class .................................         783,544              784,774
     Investor A Class ..............................       3,060,363            2,584,961
Shares redeemed:
     Institutional Class ...........................  (1,177,210,499)      (1,161,127,715)
     Service Class .................................    (652,626,616)        (377,662,550)
     Investor A Class ..............................    (400,976,358)        (381,279,008)
                                                     ---------------      ---------------
     Net increase (decrease) ....................... $   (27,011,532)     $    75,413,464
                                                     ===============      ===============

                                 BLACKROCK FUNDS

                                                                VIRGINIA MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                       ----------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                           ENDED                 ENDED
                                                          9/30/98              9/30/97
                                                       -------------         ------------
Shares sold:
     Institutional Class ...........................   $ 153,965,984         $105,024,816
     Service Class .................................      14,299,211           10,483,122
     Investor A Class ..............................       2,052,243            1,558,544
Shares issued in reinvestment of dividends:
     Institutional Class ...........................         412,471              251,885
     Service Class .................................         105,608               97,273
     Investor A Class ..............................          26,613               10,473
Shares redeemed:
     Institutional Class ...........................    (139,400,364)         (80,994,943)
     Service Class .................................     (16,243,970)         (20,304,306)
     Investor A Class ..............................      (2,531,456)            (473,468)
                                                       -------------         ------------
     Net increase ..................................   $  12,686,340         $ 15,653,396
                                                       =============         ============

(D) AT SEPTEMBER 30, 1998, NET ASSETS CONSISTED OF:

                                                                                  U.S.                              NEW JERSEY
                                                                                TREASURY           MUNICIPAL         MUNICIPAL
                                                         MONEY MARKET         MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        --------------        ------------       ------------      ------------
Capital paid in ....................................    $3,034,646,538        $965,598,015       $396,746,113      $147,925,814
Accumulated net realized gain (loss) on
   investment transactions .........................            80,526              17,525           (325,622)(1)        (8,250)
Net unrealized market discount .....................                --                  --                153                --
                                                        --------------        ------------       ------------      ------------
                                                        $3,034,727,064        $965,615,540       $396,420,644      $147,917,564
                                                        ==============        ============       ============      ============

                                                            NORTH
                                                          CAROLINA                OHIO           PENNSYLVANIA        VIRGINIA
                                                          MUNICIPAL             MUNICIPAL          MUNICIPAL         MUNICIPAL
                                                         MONEY MARKET         MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                          PORTFOLIO            PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                         ------------         ------------       ------------       -----------
Capital paid in ....................................     $201,533,869         $122,623,759       $534,854,058       $81,860,529
Accumulated net realized gain (loss)
   on investment transactions ......................             (121)             (28,888)(1)        (13,100)(1)          (573)(1)
Net unrealized market discount .....................            1,458                   --              2,581               (20)
                                                         ------------         ------------       ------------       -----------
                                                         $201,535,206         $122,594,871       $534,843,539       $81,859,936
                                                         ============         ============       ============       ===========

(1) Includes $3,317, $16,541, $1,050, and $401, of deferred post-October losses as of September 30, 1998, respectively.

                                 BLACKROCK FUNDS

(E) CAPITAL LOSS CARRYOVER

     At September 30, 1998, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                          CAPITAL LOSS            YEAR
                                                          CARRYFORWARD           EXPIRED
                                                          ------------           -------
     Municipal Money Market Portfolio:                      $252,688              1999
                                                              15,971              2000
                                                              20,433              2001
                                                              19,387              2002
                                                              12,355              2003
                                                               1,471              2006

     New Jersey Municipal Money Market Portfolio:              6,567              2001
                                                                 340              2002
                                                               1,288              2006

     North Carolina Municipal Money Market Portfolio:            121              2003

     Ohio Municipal Money Market Portfolio:                    2,285              2002
                                                               5,840              2005
                                                               4,223              2006

     PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO:            2,459              2002
                                                               1,329              2003
                                                               3,233              2004
                                                               1,626              2005
                                                               3,403              2006

     Virginia Municipal Money Market Portfolio:                  171              2003

(F) PNC COMMON TRUST CONVERSION

     On January 13, 1998, January 22, 1998 and February 9, 1998 the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank and PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the advisor in a tax-free exchange for Institutional Shares of the corresponding Portfolio(s) of the Fund and the distribution of such Institutional Shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds. The conversion occurred in May, 1998. There were no BlackRock money market portfolios involved in the PNC Common Trust Fund conversion.

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios of the BlackRock Funds (the "Fund") at September 30, 1998, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 13, 1998

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Advisor
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809


Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thatcher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $22 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
         Balanced

BOND PORTFOLIOS
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond
         Government Income
         GNMA
         Managed Income
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

BLACKROCK FUNDS (LOGO)
[GRAPHIC OMITTED]

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/98 MM